As filed with the Securities and Exchange Commission on September 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

JULY 31, 2011

Schedule of Investments Neuberger Berman Core Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (40.2%)
10,000	U.S. Treasury Bills, 0.08%, due 12/22/11	9,996
42,000	U.S. Treasury Bills, 0.15%, due 4/5/12	41,950
2,275	U.S. Treasury Bonds, 6.88%, due 8/15/25	3,164
4,645	U.S. Treasury Bonds, 4.50%, due 2/15/36	4,997	ØØ
10,957	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17	12,762	ØØ
1,585	U.S. Treasury Inflation Index Notes, 1.13%, due 1/15/21	1,708	ØØ
1,485	U.S. Treasury Notes, 2.38%, due 10/31/14	1,567	ØØ
13,445	U.S. Treasury Notes, 3.13%, due 1/31/17	14,558	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $88,709)	90,702

Mortgage-Backed Securities (49.1%)

Collateralized Mortgage Obligations (1.0%)
222	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 2.94%, due 9/20/35	164	µ
67	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.41%, due 7/20/36	54	µ
124	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.46%, due 1/25/36	92	µ
23	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.43%, due 5/25/32	22	µ
295	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.75%, due 11/25/35	233	µ
214	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 2.77%, due 5/25/35	170	µ
362	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 4.53%, due 3/25/47	251	µ
190	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 5.16%, due 1/25/37	120	µ
41	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.28%, due 11/25/36	39	µ
40	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 2.83%, due 5/25/36	22	µ
394	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 3.09%, due 6/25/36	204	µ
540	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 2.66%, due 6/25/35	444	µ
171	Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 0.31%, due 4/25/47	73	µ
105	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.45%, due 7/25/35	98	µ
241	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 3.77%, due 9/25/35	155	µ
305	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 3.81%, due 1/25/36	156	µ
128	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.39%, due 9/25/46	64	µ
		2,361
Commercial Mortgage-Backed (11.7%)
1,025	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	1,108
515	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.80%, due 6/10/49	558	µ
500	Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class ASB, 5.71%, due 2/10/51	538
500	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	527	ØØ
400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	436
1,550	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.21%, due 12/10/49	1,706	µØØ
1,000	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	1,074	ØØ
54	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CK6, Class A3, 6.39%, due 8/15/36	54
117	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.37%, due 4/15/22	110	ñµ
80	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.70%, due 6/15/39	86	µ
1,200	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,292	ØØ
1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.99%, due 9/15/39	1,067	µ
100	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	106
1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	1,069	ØØ
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.41%, due 2/15/41	274	µ
1,225	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.82%, due 5/15/46	1,334	µØØ
501	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	517	ñ
700	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	752
1,500	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	1,611	ØØ
600	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	652	ØØ
400	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	436
305	GS Mortgage Securities Corp. II, Ser. 2011-GC3, Class A4, 4.75%, due 3/10/44	313	ñ
1,300	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 6.00%, due 8/10/45	1,392	µØØ
1,100	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	1,175	ØØ
1,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	1,274	ØØ
1,380	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 6.00%, due 6/15/49	1,495	µØØ
555	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class ASB, 5.69%, due 2/12/51	590
1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,316	ØØ
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	1,062	ØØ
1,400	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.81%, due 6/12/50	1,506	µØØ
549	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	560
300	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	327
		26,317
Fannie Mae (19.8%)
6,511	Pass-Through Certificates, 6.00%, due 11/1/15 – 11/1/38	7,189
810	Pass-Through Certificates, 5.00%, due 3/1/21 – 7/1/39	868
80	Pass-Through Certificates, 8.50%, due 4/1/34	94
5,358	Pass-Through Certificates, 5.50%, due 11/1/35 – 1/1/39	5,816
3,585	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	3,742	Ø
8,055	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	8,725
11,260	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	12,201	Ø
5,630	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	6,008	Ø
		44,643
Freddie Mac (16.6%)
362	Pass-Through Certificates, 5.00%, due 5/1/23 – 1/1/39	388
27	Pass-Through Certificates, 6.50%, due 11/1/25	30
10,570	Pass-Through Certificates, 5.50%, due 5/1/35 – 11/1/38	11,471
298	Pass-Through Certificates, 5.32%, due 2/1/37	316	µ
691	Pass-Through Certificates, 5.31%, due 4/1/37	732	µ
186	Pass-Through Certificates, 6.00%, due 12/1/37	205
2,574	Pass-Through Certificates, 4.00%, due 12/1/40 – 2/1/41	2,619
1,000	Pass-Through Certificates, 4.50%, due 7/1/41	1,044
18,105	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	18,388	Ø
2,200	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	2,345	Ø
		37,538
	Total Mortgage-Backed Securities (Cost $108,423)	110,859

Corporate Debt Securities (25.3%)

Agriculture (0.5%)
1,070	Altria Group, Inc., Guaranteed Notes, 4.75%, due 5/5/21	1,106	ØØ

Airlines (1.4%)
350	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 4.75%, due 1/12/21	341
971	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	999	ØØ
759	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 6.20%, due 7/2/18	800	ØØ
846	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2009-1, Ser. A, 7.75%, due 12/17/19	922	ØØ
		3,062
Banking (7.1%)
970	Bank of America Corp., Senior Unsecured Notes, 4.50%, due 4/1/15	1,014	ØØ
770	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 5.65%, due 5/1/18	815
925	Bank of America Corp., Senior Unsecured Notes, 5.63%, due 7/1/20	961	ØØ
1,185	Bank of America Corp., Senior Unsecured Medium-Term Notes, 5.00%, due 5/13/21	1,173
735	Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13	779
1,520	Citigroup, Inc., Senior Unsecured Notes, 3.95%, due 6/15/16	1,580
670	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	751	ØØ
450	Citigroup, Inc., Senior Unsecured Notes, 8.13%, due 7/15/39	580
590	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.63%, due 2/7/16	597
865	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.25%, due 7/27/21	883
1,025	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	1,025	ØØ
455	Goldman Sachs Group, Inc., Senior Notes, 6.25%, due 2/1/41	458
615	JPMorgan Chase & Co., Notes, 4.63%, due 5/10/21	627
1,140	Morgan Stanley, Senior Unsecured Notes, 3.45%, due 11/2/15	1,145
540	Morgan Stanley, Senior Unsecured Notes, 3.80%, due 4/29/16	544
2,690	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	2,806	ØØ
260	Morgan Stanley, Senior Unsecured Notes, 5.50%, due 7/28/21	268
		16,006
Beverages (0.3%)
705	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 1.50%, due 7/14/14	711

Diversified Financial Services (2.1%)
975	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	1,048	ØØ
655	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. D, 5.13%, due 8/25/14	719	ØØ
705	ERAC USA Finance Co., Senior Notes, 4.50%, due 8/16/21	720	ñ
1,030	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	1,154	ØØ
1,090	Merrill Lynch & Co., Inc., Subordinated Notes, 6.05%, due 5/16/16	1,153
		4,794
Electric (0.4%)
800	Comision Federal de Electricidad, Senior Unsecured Notes, 4.88%, due 5/26/21	811	ñ

Energy - Exploration & Production (0.3%)
560	Nexen, Inc., Senior Unsecured Notes, 6.40%, due 5/15/37	603	ØØ

Food (1.3%)
1,075	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/30/20	1,108	ñØØ
1,170	Kraft Foods, Inc., Senior Unsecured Notes, 6.50%, due 2/9/40	1,368	ØØ
525	Sigma Alimentos SA. de CV, Senior Unsecured Notes, 5.63%, due 4/14/18	541	ñ
		3,017
Food & Drug Retailers (0.3%)
675	CVS Caremark Corp., Senior Unsecured Notes, 5.75%, due 5/15/41	703

Gas Distribution (0.2%)
425	Enterprise Products Operating LLC, Guaranteed Notes, 5.95%, due 2/1/41	448

Healthcare-Services (0.1%)
205	Coventry Health Care, Inc., Senior Unsecured Notes, 5.45%, due 6/15/21	217

Industrial (0.2%)
435	Husky Energy, Inc., Senior Unsecured Notes, 5.90%, due 6/15/14	487	ØØ

Insurance (1.7%)
820	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.38%, due 3/15/17	879	ØØ
530	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 6.30%, due 3/15/18	589
885	Nationwide Financial Services, Inc., Senior Unsecured Notes, 5.38%, due 3/25/21	913	ñØØ
800	PPL WEM Holdings PLC, Senior Unsecured Notes, 3.90%, due 5/1/16	837	ñØØ
695	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	736	ØØ
		3,954
Media (2.8%)
800	DirecTV Holdings LLC, Guaranteed Notes, 3.55%, due 3/15/15	849	ØØ
650	DirecTV Holdings LLC, Guaranteed Notes, 5.00%, due 3/1/21	694	ØØ
575	DirecTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	602	ØØ
1,005	News America, Inc., Guaranteed Notes, 4.50%, due 2/15/21	1,005	ñ
1,330	Time Warner Cable, Inc., Guaranteed notes, 8.75%, due 2/14/19	1,742	ØØ
355	Time Warner Cable, Inc., Guaranteed Notes, 5.88%, due 11/15/40	365	ØØ
555	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	588
395	Time Warner, Inc., Guaranteed Notes, 6.25%, due 3/29/41	428
		6,273
Media - Broadcast (0.6%)
790	NBC Universal Media LLC, Senior Unsecured Notes, 4.38%, due 4/1/21	808	ñØØ
565	NBC Universal Media LLC, Senior Unsecured Notes, 6.40%, due 4/30/40	623	ñ
		1,431
Office-Business Equipment (0.3%)
615	Xerox Corp., Senior Unsecured Notes, 4.50%, due 5/15/21	634

Pharmaceuticals (0.6%)
1,230	Express Scripts, Inc., Guaranteed Notes, 3.13%, due 5/15/16	1,257	ØØ

Real Estate Investment Trust (0.3%)
770	Health Care REIT, Inc., Senior Unsecured Notes, 5.25%, due 1/15/22	798	ØØ

Steel Producers-Products (1.2%)
1,370	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	1,508	ØØ
945	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	1,230	ØØ
		2,738
Telecom - Integrated Services (0.2%)
455	Qwest Corp., Senior Unsecured Notes, 7.50%, due 10/1/14	514

Telecom - Wireless (0.6%)
1,290	Verizon Communications, Inc., Senior Unsecured Notes, 4.60%, due 4/1/21	1,386	ØØ

Telecommunications (2.2%)
965	AT&T, Inc., Senior Unsecured Notes, 4.45%, due 5/15/21	1,020	ØØ
525	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	601
760	CenturyLink, Inc., Senior Unsecured Notes, 6.45%, due 6/15/21	784
215	Telecom Italia Capital SA, Guaranteed Notes, 4.95%, due 9/30/14	217	ØØ
950	Telefonica Emisiones SAU, Guaranteed Notes, 3.99%, due 2/16/16	954	ØØ
435	Telefonica Emisiones SAU, Guaranteed Notes, 5.13%, due 4/27/20	430
985	Telefonica Emisiones SAU, Guaranteed Notes, 5.46%, due 2/16/21	988	ØØ
		4,994
Tobacco (0.6%)
1,045	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	1,255	ØØ
	Total Corporate Debt Securities (Cost $54,975)	57,199

Asset-Backed Securities (0.5%)
330	Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 0.34%, due 8/25/36	104	µ
20	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.65%, due 12/25/33	19	µ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.56%, due 1/25/36	49	µ
66	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.39%, due 4/25/36	53	µ
55	Countrywide Asset-Backed Certificates, Ser. 2007-BC2, Class 2A1, 0.28%, due 6/25/37	54	µ
27	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.45%, due 8/25/35	25	µ
411	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.36%, due 3/25/36	345	µ
41	Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 0.94%, due 9/25/33	36	µ
78	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.41%, due 4/25/33	74	µ
67	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.35%, due 1/20/36	61	µ
79	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.37%, due 3/20/36	72	µ
161	HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 0.29%, due 7/25/36	52	µ
642	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.67%, due 7/13/46	0	#µ*
42	Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 4.24%, due 1/25/35	2	µ
42	MSCC Heloc Trust, Ser. 2003-2, Class A, 0.71%, due 4/25/16	39	µ
342	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.29%, due 7/25/36	225	µ
12	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.87%, due 3/25/33	9	µ
30	Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class AII, 0.91%, due 4/25/33	21	µ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.73%, due 3/25/35	6	µ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.87%, due 1/25/34	3	µ
	Total Asset-Backed Securities (Cost $2,567)	1,249

NUMBER OF SHARES

Short-Term Investments (2.9%)
6,519,366	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,519)	6,519

	Total Investments (118.0%) (Cost $261,193)	266,528	##

	Liabilities, less cash, receivables and other assets [(18.0%)]	(40,708)	¢¢

	Total Net Assets (100.0%)	$225,820

See Notes to Schedule of Investments

JULY 31, 2011

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Bank Loan Obligationsµ (86.6%)

Aerospace & Defense (0.3%)
575	Aeroflex, Inc., Term Loan B, 4.25%, due 5/9/18	572

Air Transport (0.7%)
1,694	Delta Air Lines, Inc., Term Loan B, 5.50%, due 4/20/17	1,672

All Telecom (3.8%)
1,130	ClientLogic Corp., Term Loan, 7.00%, due 1/30/17	1,127
248	Integra Telecom, Inc., Term Loan B, 9.25% - 9.50%, due 4/15/15	247
948	Intelsat Jackson Holdings S.A., Term Loan B, 5.25%, due 4/2/18	949
2,024	PAETEC Holding Corp., Term Loan, 5.00%, due 5/31/18	2,004
785	Springboard Finance, LLC, Term Loan, 7.00%, due 2/23/15	787
607	Syniverse Technologies, Inc., Term Loan B, 5.25%, due 12/21/17	607
1,402	Transaction Network Services, Inc., Term Loan C, 6.00%, due 11/18/15	1,404
1,256	Yankee Cable Acquisition, LLC, Term Loan B1, 6.50%, due 8/26/16	1,254
		8,379
Automotive (2.7%)
1,295	Autoparts Holdings Ltd., First Lien Term Loan, due 7/28/17	1,301	¢^^
2,930	Chrysler Group LLC, Term Loan, 6.00%, due 5/24/17	2,850
1,148	Federal-Mogul Corp., Term Loan B, 2.13%, due 12/29/14	1,091
586	Federal-Mogul Corp., Term Loan C, 2.13%, due 12/28/15	557
228	UCI Int'l, Inc., Term Loan B, 5.50%, due 7/26/17	229
		6,028
Building & Development (3.2%)
2,660	Capital Automotive LP, Term Loan B, 5.00%, due 3/10/17	2,657
641	Custom Building Products, Inc., Term Loan B, 5.75%, due 3/19/15	642
1,117	Goodman Global, Inc., First Lien Term Loan, 5.75%, due 10/28/16	1,121
45	Goodman Global, Inc., Second Lien Term Loan, 9.00%, due 10/30/17	46
309	Realogy Corp., Letter of Credit, 4.44%, due 10/10/16	278
2,721	Realogy Corp., Term Loan, 4.52%, due 10/10/16	2,455
		7,199
Business Equipment & Services (3.9%)
1,750	Advantage Sales & Marketing LLC, Second Lien Term Loan, 9.25%, due 6/18/18	1,771
786	Brickman Group Holdings, Inc., Term Loan B, 7.25%, due 10/14/16	794
812	Brock Holdings III, Inc., Term Loan B, 6.00%, due 3/16/17	815
967	Brock Holdings III, Inc., Second Lien Term Loan, 10.00%, due 3/16/18	994
585	Ceridian Corp., Term Loan, 3.19%, due 11/10/14	559
1,165	Language Line, LLC, Second Lien Term Loan, 10.50%, due 12/16/16	1,181
338	Protection One Alarm Monitoring, Inc., Term Loan B, 6.00%, due 5/16/16	338
2,245	Quintiles Transnational Corp., Term Loan B, 5.00%, due 6/8/18	2,233
		8,685
Cable & Satellite Television (0.3%)
7	Charter Communications Operating LLC, Term Loan, 7.25%, due 3/6/14	7
560	San Juan Cable Holdings LLC, Second Lien Term Loan, 10.00%, due 6/8/18	558
		565
Chemicals (0.5%)
1,170	Ashland, Inc., Term Loan B, due 5/31/18	1,171	¢^^

Chemicals & Plastics (4.3%)
1,178	General Chemical Corp., Term Loan B, 5.00% - 5.75%, due 10/6/15	1,180
2,085	OM Group, Inc., Term Loan B, due 7/28/17	2,082	¢^^
2,625	PQ Corp., Second Lien Term Loan, 6.69%, due 7/30/15	2,570
1,847	Styron S.a.r.L., LLC, Term Loan B, 6.00%, due 8/2/17	1,846
1,807	Univar, Inc., Term Loan B, 5.00%, due 6/30/17	1,802
		9,480
Containers & Glass Products (3.4%)
3,360	Exopack, LLC, Term Loan, 6.50%, due 5/26/17	3,344
925	Graham Packaging Co. L.P., Term Loan C, 6.75%, due 4/4/14	926
298	Graham Packaging Co. L.P., Term Loan D, 6.00%, due 9/23/16	298
335	Pertus Sechszehnte GmbH, Term Loan B2, 2.56%, due 6/12/15	296
335	Pertus Sechszehnte GmbH, Term Loan C2, 2.81%, due 6/13/16	298
2,365	Reynolds Group Holdings, Inc., Term Loan C, due 7/7/18	2,348	¢^^
		7,510
Corporation Manufacturing (7.6%)
1,395	AMC Networks, Inc., Term Loan B, 4.00%, due 12/31/18	1,394
500	Brand Energy & Infrastructure Services, Inc., Second Lien Term Loan, 6.25% - 6.31%, due 2/6/15	451
3,050	Eagle Parent, Inc., Term Loan, 5.00%, due 5/16/18	2,972
4,665	Mondrian Investment Partners Ltd., Term Loan, 5.50%, due 7/12/18	4,633
1,755	SBA Finance, Term Loan, 3.75%, due 6/29/18	1,753
1,670	SymphonyIRI Group, Inc., Term Loan B, 5.00%, due 12/1/17	1,670
2,635	Walter Investment Management Corp., First Lien Term Loan, 7.75%, due 6/17/16	2,617
1,350	Walter Investment Management Corp., Second Lien Term Loan, 12.50%, due 12/16/16	1,332
		16,822
Electronics - Electrical (5.5%)
395	Aspect Software, Inc., Term Loan B, 6.25%, due 4/19/16	395
457	CommScope, Inc., Term Loan B, 5.00%, due 1/14/18	458
372	Datatel, Inc., First Lien Term Loan, 5.00%, due 2/20/17	372
1,301	Datatel, Inc., Second Lien Term Loan, 8.75%, due 2/19/18	1,315
501	Deutsch Connectors, Term Loan B2, due 6/22/14	485	¢^^
499	Deutsch Connectors, Term Loan C2, due 6/22/15	486	¢^^
1,827	Edwards (Cayman Islands II) Ltd., Term Loan B, 5.50%, due 5/31/16	1,820
1,756	Fifth Third Processing Solutions, LLC, Term Loan B1, 4.50%, due 11/3/16	1,751
2,996	Freescale Semiconductor, Inc., Term Loan B, 4.44%, due 12/1/16	2,974	¢^^
1,199	Interactive Data Corp., Term Loan B, 4.75%, due 2/12/18	1,197
367	SkillSoft Corp., Term Loan B, 6.50%, due 5/26/17	370
565	Verint Systems, Inc., Term Loan B, 4.50%, due 10/27/17	564
		12,187
Equipment Leasing (1.1%)
1,610	AWAS Finance Luxembourg S.a.r.L., Term Loan B, 5.25%, due 6/10/16	1,606
141	Delos Aircraft, Inc., Term Loan B2, 7.00%, due 3/17/16	142
692	Int'l Lease Finance Corp., Term Loan B1, 6.75%, due 3/17/15	693
		2,441
Farming - Agriculture (0.3%)
658	WM Bolthouse Farms, Inc., First Lien Term Loan, 5.50% - 5.75%, due 2/11/16	658

Finance (1.9%)
4,290	Springleaf Finance Corp., Term Loan, 5.50%, due 5/10/17	4,183

Financial Intermediaries (6.0%)
417	CIT Group, Inc., Term Loan 3, 6.25%, due 8/11/15	417
3,725	Citco III Ltd., Term Loan B, 6.25%, due 6/29/18	3,706
2,451	First Data Corp., Term Loan B3, 2.94%, due 9/24/14	2,280
585	First Data Corp., Term Loan B, due 3/24/18	534	¢^^
876	Fortress Investment Group LLC, Term Loan B, 5.75%, due 9/30/15	885
1,142	Harbourvest Partners, LLC, Term Loan B, 6.25%, due 12/14/16	1,142
1,805	KAR Auction Services, Inc., Term Loan B, 5.00%, due 5/19/17	1,813
479	LPL Holdings, Inc., Term Loan, 5.25%, due 6/28/17	482
750	Nuveen Investments, Inc., Second Lien Term Loan, 12.50%, due 7/31/15	795
1,340	Nuveen Investments, Inc., Term Loan, 5.75% - 5.76%, due 5/12/17	1,337
		13,391
Food Products (1.0%)
1,337	Acosta, Inc., Term Loan, 4.75%, due 3/1/18	1,330
874	Pinnacle Foods Holdings Corp., Term Loan D, 6.00%, due 4/2/14	877
		2,207
Food Service (1.8%)
4,050	U.S. Foodservice, Inc., Term Loan B, 5.75%, due 3/31/17	3,992

Health Care (7.0%)
957	Aurora Diagnostics LLC, Term Loan B, 6.25%, due 5/21/16	954
3,002	CareStream Health, Inc., Term Loan B, 5.00%, due 2/25/17	2,782
647	Catalent Pharma Solutions, Term Loan, 2.44%, due 4/10/14	617
1,565	Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.00%, due 6/18/18	1,566
585	Health Management Associates, Inc., Term Loan B, 2.00%, due 2/28/14	570
1,392	IASIS Healthcare LLC, Term Loan, 5.00%, due 5/3/18	1,383
2,721	Kindred Healthcare, Inc., Term Loan, 5.25%, due 6/1/18	2,703
848	Multiplan, Inc., Term Loan B, 4.75%, due 8/26/17	843
335	Nyco Holdings 2 ApS, Term Loan B2, 3.94%, due 12/29/14	330
335	Nyco Holdings 2 ApS, Term Loan C2, 4.69%, due 12/29/15	331
3,650	Select Medical Corp., Term Loan B, 5.50%, due 5/25/18	3,568
		15,647
Home Furnishings (0.8%)
1,820	National Bedding Co. LLC, Second Lien Term Loan, 5.31%, due 2/28/14	1,745

Industrial Equipment (3.2%)
2,780	Husky Injection Molding Systems Ltd., Senior Term Loan B, 6.50%, due 6/30/18	2,791
661	JMC Steel Group, Inc., Term Loan, 4.75%, due 4/3/17	662
84	Kinetek Acquistions Corp., Term Loan B2, 2.75%, due 11/11/13	80
827	Kinetek Acquistions Corp., Term Loan B1, 2.75%, due 11/11/13	790
645	Manitowoc Co., Inc., Term Loan B, 4.25%, due 11/13/17	646
1,285	NES Rentals Holdings, Inc., Second Lien Term Loan, 10.00%, due 7/20/13	1,272
940	Terex Corp., Term Loan B, due 4/28/17	943	¢^^
		7,184
Insurance (0.3%)
570	Sedgwick CMS Holdings, Inc., Term Loan, 5.00%, due 12/30/16	569

Leisure Goods - Activities - Movies (1.7%)
1,325	AMSCAN Holdings, Inc., Term Loan B, 6.75%, due 12/4/17	1,328
497	LodgeNet Entertainment Corp., Term Loan, 6.50%, due 4/4/14	473
734	Six Flags Theme Parks, Inc., Term Loan B, 5.25%, due 6/30/16	736
1,340	Summit Entertainment LLC, Term Loan, 7.50%, due 9/7/16	1,326
		3,863
Lodging & Casinos (2.1%)
683	Boyd Gaming Corp., Term Loan, 3.69%, due 12/17/15	661
2,230	Caesars Entertainment Operating Co., Term Loan B2, 3.19% - 3.25%, due 1/28/15	2,006
1,817	Caesars Entertainment Operating Co., Term Loan B4, 9.50%, due 10/31/16	1,893
		4,560
Nonferrous Metals - Minerals (0.9%)
1,950	Fairmount Minerals Ltd., Term Loan B, 5.25%, due 3/15/17	1,955

Oil & Gas (2.1%)
4,662	Frac Tech Int'l LLC, Term Loan B, 6.25%, due 5/6/16	4,659

Publishing (4.9%)
491	Cengage Learning Acquisitions, Inc., Term Loan, 2.50%, due 7/3/14	431
3,447	Cengage Learning Acquisitions, Inc., Term Loan 1, 7.50%, due 7/3/14	3,430
574	Dex Media East LLC, Term Loan, 2.75% - 2.76%, due 10/24/14	408	¢^^
711	Getty Images, Inc., Term Loan, 5.25%, due 11/7/16	715
171	Instant Web, Inc., Term Loan DD, 3.56%, due 8/7/14	158
1,641	Instant Web, Inc., Term Loan B, 3.56%, due 8/7/14	1,513
1,904	Postmedia Network, Inc., Term Loan C, 6.25%, due 7/13/16	1,913
2,385	Quad Graphics, Inc., Term Loan B, due 7/26/18	2,388	¢^^
		10,956
Radio & Television (6.2%)
2,278	Clear Channel Communications, Inc., Term Loan A, 3.59%, due 7/29/14	2,030
2,099	Clear Channel Communications, Inc., Term Loan B, 3.84%, due 1/28/16	1,740
4,205	Cumulus Media, Inc., Term Loan B, due 6/15/18	4,179	¢^^
2,205	Fox Acquisition Sub LLC, Term Loan B, 4.75%, due 7/14/15	2,198
3,910	Univision Communications, Inc., Term Loan, 4.44%, due 3/31/17	3,700
		13,847
Retailers (except food & drug) (5.4%)
3,380	Bass Pro Group, LLC, Term Loan, 5.25%, due 6/23/17	3,353
1,758	Gymboree Corp., Term Loan, 5.00%, due 2/23/18	1,708
1,134	Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.50%, due 12/22/17	1,133
1,494	Michaels Stores, Inc., Term Loan B2, 4.75%, due 7/31/16	1,484
2,515	Neiman Marcus Group, Inc., Term Loan, 4.75%, due 5/16/18	2,477
588	ServiceMaster Co., Term Loan, 2.69% - 2.76%, due 7/24/14	568
59	ServiceMaster Co., Term Loan DD, 2.69%, due 7/24/14	57
471	Toys 'R' Us-Delaware, Inc., Term Loan, 6.00%, due 9/1/16	472
715	Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, due 5/25/18	709
		11,961
Utilities (3.7%)
305	EquiPower Resources Corp., Term Loan B, 5.75%, due 1/26/18	304
250	FirstLight Power Resources, Inc., Second Lien Term Loan, 4.75%, due 5/1/14	234
457	GenOn Energy, Inc., Term Loan B, 6.00%, due 9/8/17	456
66	Longview Power LLC, Letter of Credit, 2.41%, due 2/28/14	61
590	Longview Power LLC, Term Loan B, due 10/31/17	548	¢^^
1,389	Longview Power LLC, Term Loan B, 6.00%, due 10/31/17	1,290
3,955	Texas Competitive Electric Holdings Co. LLC, Term Loan, 4.69% - 4.77%, due 10/10/17	2,945	¢^^
2,450	TPF Generation Holdings LLC, Second Lien Term Loan C, 4.50%, due 12/15/14	2,366
		8,204
	Total Bank Loan Obligations (Cost $192,994)	192,292

Corporate Debt Securities (13.5%)

Airlines (1.1%)
1,780	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	1,804	ñØØ
228	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2009-1, Class A, 9.00%, due 7/8/16	261	ØØ
275	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	293	ñ
		2,358
Auto Loans (0.4%)
800	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	916	ØØ

Building & Construction (0.3%)
565	Shea Homes LP, Senior Secured Notes, 8.63%, due 5/15/19	564	ñ

Building Materials (0.2%)
475	Ply Gem Industries, Inc., Senior Secured Notes, 8.25%, due 2/15/18	454	ñ

Chemicals (0.2%)
515	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	530

Chemicals & Plastics (0.2%)
515	Hexion US Finance Corp., Senior Secured Notes, 8.88%, due 2/1/18	546

Consumer - Commercial Lease Financing (2.0%)
443	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/15/16	451	ñ
855	CIT Group, Inc., Secured Notes, Ser. C, 5.25%, due 4/1/14	857	ñ
1,015	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/16	1,018	ñ
500	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/17	501	ñ
680	CIT Group, Inc., Secured Notes, 6.63%, due 4/1/18	717	ñ
905	Int'l Lease Finance Corp., Senior Secured Notes, 7.13%, due 9/1/18	964	ñ
		4,508
Electric - Generation (1.9%)
1,315	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	1,348	ñØØ
1,730	Energy Future Intermediate Holding Co. LLC, Senior Secured Notes, 10.00%, due 12/1/20	1,825
1,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,018	ñ
		4,191
Electronics (0.4%)
770	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	864	ñØØ

Energy - Exploration & Production (0.2%)
495	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	548

Gaming (0.6%)
750	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	784	ñØØ
422	CityCenter Holdings LLC, Secured Notes, 10.75%, due 1/15/17	452	ñc
		1,236
Gas Distribution (0.2%)
455	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	487	ØØ

Health Facilities (0.4%)
765	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	776	Ø

Investments & Misc. Financial Services (0.3%)
535	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	555

Media - Cable (1.1%)
520	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 8.63%, due 11/15/17	553	ñ
750	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	820	ØØ
950	UPC Holding BV, Senior Secured Notes, 9.88%, due 4/15/18	1,052	ñ
		2,425
Media - Services (0.0%)
80	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	85	ñ

Metals - Mining Excluding Steel (0.3%)
615	Arch Western Finance LLC, Senior Secured Notes, 6.75%, due 7/1/13	619

Packaging (0.9%)
590	Berry Plastics Corp., Secured Floating Rate Notes, 4.12%, due 9/15/14	546	µ
550	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	551
940	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	951	ñØ
		2,048
Specialty Retail (0.5%)
1,025	Toys "R" Us-Delaware, Inc., Senior Secured Notes, 7.38%, due 9/1/16	1,056	ñØØ

Steel Producers - Products (0.7%)
1,615	Ryerson, Inc., Senior Secured Floating Rate Notes, 7.63%, due 11/1/14	1,587	µØØ

Support - Services (0.5%)
800	NES Rentals Holdings, Inc., Secured Notes, 12.25%, due 4/15/15	778	ñ
350	RSC Equipment Rental, Inc., Senior Secured Notes, 10.00%, due 7/15/17	395	ñØØ
		1,173
Telecom - Integrated Services (0.2%)
335	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	360	ØØ

Telecom - Wireless (0.9%)
1,065	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	1,135	ØØ
950	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	948	ñØØ
		2,083
	Total Corporate Debt Securities (Cost $29,614)	29,969

NUMBER OF SHARES

Short-Term Investments (5.4%)
1	State Street Institutional Government Money Market Fund Institutional Class	0
11,912,096	State Street Institutional Liquid Reserves Fund Institutional Class	11,912	ØØ
	Total Short-Term Investments (Cost $11,912)	11,912

	Total Investments (105.5%) (Cost $234,520)	234,173	##

	Liabilities, less cash, receivables and other assets [(5.5%)]	(12,160)

	Total Net Assets (100.0%)	$222,013

See Notes to Schedule of Investments

JULY 31, 2011

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)

Bank Loan Obligationsµ (0.8%)

Lodging & Casinos (0.4%)
4,209	Caesars Entertainment Operating Co., Term Loan B4, 9.50%, due 10/31/16	4,385

Radio & Television (0.2%)
3,439	Clear Channel Communications, Inc., Term Loan B, 3.84%, due 1/28/16	2,850

Utilities (0.2%)
3,187	Texas Competitive Electric Holdings Co. LLC, Term Loan, 3.69%, due 10/10/14	2,497	¢^^
	Total Bank Loan Obligations (Cost $10,274)	9,732

Corporate Debt Securities (95.5%)

Aerospace & Defense (0.3%)
2,980	BE Aerospace, Inc., Senior Unsecured Notes, 8.50%, due 7/1/18	3,289
Airlines (1.9%)
11,160	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	11,313	ñ
3,785	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	4,026	ñ
3,350	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	3,534	ñ
3,259	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	3,700
		22,573
Auto Loans (3.2%)
2,955	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 6/1/14	3,285
6,955	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	7,618
22,320	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	26,481
1,500	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 5.75%, due 2/1/21	1,532
		38,916
Automakers (1.2%)
1,600	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	2,035
2,233	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	2,746
9,395	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	10,217
		14,998
Automotive (0.8%)
10,235	Chrysler Group LLC, Senior Secured Notes, 8.00%, due 6/15/19	9,902	ñ

Banking (2.2%)
5,480	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	5,584
1,695	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	1,801
15,030	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	16,101	ØØ
2,685	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	2,819
		26,305
Building & Construction (1.3%)
4,706	Beazer Homes USA, Inc., Guaranteed Notes, 9.13%, due 6/15/18	3,953
2,850	Beazer Homes USA, Inc., Senior Unsecured Notes, 9.13%, due 5/15/19	2,380
3,835	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	3,825	ñ
2,390	Standard Pacific Corp., Secured Notes, 8.38%, due 5/15/18	2,408
2,720	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	2,713
		15,279
Building Materials (1.8%)
2,755	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	2,817
5,975	Ply Gem Industries, Inc., Senior Secured Notes, 8.25%, due 2/15/18	5,706	ñ
5,490	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	5,737	ñ
1,215	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	1,045
875	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	842
5,910	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	5,762	ñ
		21,909
Chemicals (2.0%)
2,040	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	2,328
3,555	Hexion US Finance Corp., Senior Secured Notes, 8.88%, due 2/1/18	3,768
1,385	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	1,541
2,575	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	2,868
5,308	Lyondell Chemical Co., Senior Secured Notes, 8.00%, due 11/1/17	5,998	ñ
5,520	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	5,686
1,655	Nalco Co., Senior Notes, 8.25%, due 5/15/17	1,862
		24,051
Computer Hardware (0.4%)
4,395	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	4,439	ñ

Consumer - Commercial Lease Financing (7.9%)
0	CIT Group, Inc., Secured Notes, 7.00%, due 5/1/16	0
7,558	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/16	7,577	ñ
1	CIT Group, Inc., Secured Notes, 7.00%, due 5/1/17	1
14,977	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/17	15,014	ñ
11,060	CIT Group, Inc., Secured Notes, 6.63%, due 4/1/18	11,668	ñ
13,195	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	14,547
6,545	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	7,314
1,965	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	2,201
6,240	Int'l Lease Finance Corp., Senior Secured Notes, 7.13%, due 9/1/18	6,646	ñ
5,880	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	5,868
9,750	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 5.00%, due 10/1/13	10,112
3,500	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 5.00%, due 4/15/15	3,580
1,420	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 8.45%, due 6/15/18	1,588
9,970	Springleaf Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	9,334
		95,450
Department Stores (0.6%)
3,135	JC Penney Co., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	3,104
4,945	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	4,512	ñ
		7,616
Diversified Capital Goods (0.1%)
1,580	Mueller Water Products, Inc., Guaranteed Notes, 7.38%, due 6/1/17	1,509

Electric - Generation (5.8%)
6,945	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	7,119	ñ
4,025	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	4,246	ñ
3,760	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	3,892	ñ
3,180	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	2,465
3,400	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	2,584
7,245	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	5,452
6,773	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	4,673
13,030	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	13,258	ñ
2,905	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	2,992
12,125	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	12,216	ñ
4,840	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	5,034
5,820	Texas Competitive Electric Holdings Co. LLC, Senior Secured Notes, 11.50%, due 10/1/20	5,383	ñ
		69,314
Electric - Integrated (0.2%)
2,575	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	2,871	ñ

Electronics (0.8%)
3,490	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	3,804	ñ
1,876	Freescale Semiconductor, Inc., Guaranteed Notes, 10.75%, due 8/1/20	2,115	ñ
2,975	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	3,340	ñ
		9,259
Energy - Exploration & Production (7.5%)
16,375	ATP Oil & Gas Corp., Secured Notes, 11.88%, due 5/1/15	16,702
1,680	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	1,974
4,445	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	4,801
4,655	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	5,027
10,305	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	10,769
3,985	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	4,194
11,770	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	11,711
3,000	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	3,120
5,410	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	5,992
6,055	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	6,449	ñ
1,305	Pioneer Natural Resources Co., Guaranteed Notes, 5.88%, due 7/15/16	1,393
2,360	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	2,537
1,465	Plains Exploration & Production Co., Guaranteed Notes, 8.63%, due 10/15/19	1,630
945	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	987
3,970	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	4,585
5,195	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	5,507	ñ
2,115	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	2,221	ñ
		89,599
Food & Drug Retailers (0.2%)
2,685	Rite Aid Corp., Guaranteed Notes, 8.63%, due 3/1/15	2,551

Food - Wholesale (0.2%)
2,860	Blue Merger Sub, Inc., Guaranteed Notes, 7.63%, due 2/15/19	2,942	ñ

Forestry - Paper (0.2%)
1,875	Georgia-Pacific LLC, Senior Unsecured Notes, 7.75%, due 11/15/29	2,256

Gaming (2.9%)
5,640	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	5,894	ñ
6,121	CityCenter Holdings LLC, Secured Notes, 10.75%, due 1/15/17	6,549	ñc
6,995	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	8,060	ñ
5,255	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	5,124
1,805	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	2,008
3,815	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	3,777	ñ
3,175	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	3,270	ñ
		34,682
Gas Distribution (4.1%)
3,000	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	3,116
5,390	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	6,242
1,805	El Paso Corp., Senior Unsecured Global Medium-Term Notes, 7.75%, due 1/15/32	2,144
2,640	El Paso Energy Corp., Senior Unsecured Global Medium-Term Notes, 7.80%, due 8/1/31	3,132
9,950	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	10,647
6,110	Ferrellgas Partners L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	6,553
3,065	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	3,126
3,915	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	4,111
5,255	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	5,754
4,185	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	4,436
		49,261
Health Facilities (2.3%)
1,420	Biomet, Inc., Guaranteed Notes, 10.38%, due 10/15/17	1,548	c
1,920	Biomet, Inc., Guaranteed Notes, 11.63%, due 10/15/17	2,114
1,345	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	1,278
1,985	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	1,886
1,370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,213
4,140	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	4,202	Ø
6,095	Kindred Healthcare, Inc., Guaranteed Notes, 8.25%, due 6/1/19	5,973	ñ
4,765	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	4,848
1,875	Tenet Healthcare Corp., Senior Unsecured Notes, 9.25%, due 2/1/15	2,048
1,815	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	2,006
		27,116
Hotels (0.4%)
3,670	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	3,767
1,450	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	1,495
		5,262
Investments & Misc. Financial Services (1.6%)
12,805	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	13,285
5,355	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	5,529
		18,814
Leisure (0.4%)
4,325	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	4,676
Machinery (1.7%)
11,025	Case New Holland, Inc., Senior Notes, 7.88%, due 12/1/17	12,486	ñ
2,615	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	2,664
5,220	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	5,677
		20,827
Media - Broadcast (3.8%)
2,325	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	2,447	ñ
3,555	Citadel Broadcasting Corp., Guaranteed Notes, 7.75%, due 12/15/18	3,826	ñ
20,110	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	17,797
2,285	Cumulus Media, Inc., Guaranteed Notes, 7.75%, due 5/1/19	2,194	ñ
3,950	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	4,404	ñ
3,595	Univision Communications, Inc., Guaranteed Notes, 8.50%, due 5/15/21	3,559	ñ
355	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	416	ñ
10,595	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	11,231	ñ
		45,874
Media - Cable (7.2%)
3,000	Cablevision Systems Corp., Senior Unsecured Notes, 7.75%, due 4/15/18	3,202
8,120	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	8,566
4,945	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	5,143
1,010	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	1,048	ñ
2,965	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	3,254
6,000	CCO Holdings LLC, Guaranteed Notes, 6.50%, due 4/30/21	5,985
10,755	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	11,441	ñ
670	CSC Holdings, Inc., Senior Unsecured Notes, 8.50%, due 6/15/15	724
2,100	CSC Holdings, Inc., Senior Unsecured Notes, 7.88%, due 2/15/18	2,305
11,940	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	13,059
8,345	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	8,616	ñ
4,000	Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due 10/15/15	4,135
1,385	Mediacom LLC, Senior Unsecured Notes, 9.13%, due 8/15/19	1,475
3,670	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	3,679	ñ
4,955	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	5,568
6,775	Virgin Media Finance PLC, Guaranteed Notes, Ser.1, 9.50%, due 8/15/16	7,622
550	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	615
		86,437
Media - Services (1.3%)
3,535	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	3,862
425	WM Finance Corp., Senior Secured Notes, 9.50%, due 6/15/16	451	ñ
10,475	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	11,117
		15,430
Metals - Mining Excluding Steel (2.6%)
7,200	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	7,992
16,710	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	17,316	ñ
4,810	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	5,447
		30,755
Packaging (4.4%)
2,800	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	3,069
1,395	Ball Corp., Guaranteed Notes, 7.38%, due 9/1/19	1,535
12,371	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	12,402
10,980	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	10,925
4,545	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	4,920
5,388	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	5,886
1,525	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	1,483	ñ
9,215	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	9,319	ñØ
3,680	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	3,533	ñ
		53,072
Pharmaceuticals (2.3%)
4,585	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	4,803	ñ
1,110	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	1,218	ñ
6,080	Mylan, Inc., Guaranteed Notes, 7.88%, due 7/15/20	6,749	ñ
7,485	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	7,335	ñ
4,155	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	4,061	ñ
3,710	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	3,599	ñ
		27,765
Printing & Publishing (2.7%)
6,730	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	7,487
7,335	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	7,481	ñ
8,725	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	8,987
2,425	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	2,504
7,450	TL Acquisitions, Inc., Guaranteed Notes, 10.50%, due 1/15/15	6,370	ñ
		32,829
Real Estate Dev. & Mgt. (0.1%)
877	Realogy Corp., Guaranteed Notes, 11.50%, due 4/15/17	886

Software - Services (4.8%)
3,480	Buccaneer Merger Sub., Inc., Senior Notes, 9.13%, due 1/15/19	3,641	ñ
3,860	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	3,918
13,435	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	13,838	c
4,740	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	5,054
4,850	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	5,177
8,105	First Data Corp., Guaranteed Notes, 11.25%, due 3/31/16	7,984
3,935	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	4,171	ñ
5,355	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	5,435
680	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	740
3,690	SunGard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	3,828
1,675	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	1,700
1,760	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	1,791	ØØ
		57,277
Specialty Retail (0.9%)
9,460	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	10,642

Steel Producers - Products (0.1%)
1,850	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	1,619

Support - Services (1.3%)
4,115	ARAMARK Holdings Corp., Senior Notes, 8.63%, due 5/1/16	4,239	ñc
3,505	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	3,435	ñ
1,939	RSC Equipment Rental, Inc., Senior Unsecured Notes, 9.50%, due 12/1/14	2,009
3,235	RSC Equipment Rental, Inc., Guaranteed Notes, 8.25%, due 2/1/21	3,340
1,505	West Corp., Guaranteed Notes, 8.63%, due 10/1/18	1,561	ñ
1,565	West Corp., Guaranteed Notes, 7.88%, due 1/15/19	1,561	ñ
		16,145
Telecom - Equipment (0.2%)
2,825	CommScope, Inc., Guaranteed Notes, 8.25%, due 1/15/19	2,938	ñ

Telecom - Integrated Services (6.3%)
8,450	Citizens Communications Corp., Senior Unsecured Notes, 9.00%, due 8/15/31	8,735
6,230	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	6,853
9,620	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	10,005	ñ
15,815	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	17,001	c
3,035	Intelsat Jackson Holdings S.A., Guaranteed Notes, 8.50%, due 11/1/19	3,247
2,515	Level 3 Escrow, Inc., Senior Unsecured Notes, 8.13%, due 7/1/19	2,534	ñ
1,540	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	1,607	ñ
3,370	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	3,623
1,840	PAETEC Holding Corp., Guaranteed Notes, 9.88%, due 12/1/18	1,973
3,600	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	3,852
1,585	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	1,724
3,850	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	4,115
9,450	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	10,017
		75,286
Telecom - Wireless (5.5%)
11,305	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	11,545	ñ
6,730	Clearwire Communications LLC, Secured Notes, 12.00%, due 12/1/17	6,722	ñ
12,040	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	12,838
2,940	Cricket Communications, Inc., Guaranteed Notes, 7.75%, due 10/15/20	2,918
3,970	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	3,771
14,530	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	14,530
2,430	Wind Acquisition Finance SA, Secured Notes, 11.75%, due 7/15/17	2,694	ñ
10,905	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	10,878	ñ
		65,896
	Total Corporate Debt Securities (Cost $1,119,655)	1,148,517

NUMBER OF SHARES

Short-Term Investments (1.3%)
15,269,039	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $15,269)	15,269

	Total Investments (97.6%) (Cost $1,145,198)	1,173,518	##

	Cash, receivables and other assets, less liabilities (2.4%)	28,765

	Total Net Assets (100.0%)	$1,202,283

See Notes to Schedule of Investments

JULY 31, 2011

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		(000's omitted)

Municipal Debt Securities (102.2%)

Arizona (3.4%)
875	Northern Arizona Univ. Cert. of Participation (Research Infrastructure Proj.), Ser. 2005, (AMBAC Insured), 4.00%, due 9/1/14	918
2,000	Pima Co. Cert. of Participation, Ser. 2009, 4.00%, due 6/1/12	2,047
1,020	Salt River Proj. Agricultural Imp. & Pwr. Dist. Elec. Sys. Ref. Rev., Ser. 2002-A, 5.25%, due 1/1/18	1,048
		4,013
California (10.1%)
1,000	California Pub. Works Board Lease Rev. Dept. of Mental Hlth. (Coalinga St. Hosp.), Ser. 2004-A, 5.50%, due 6/1/21	1,050
2,000	California St. G.O., Ser. 2010, 5.25%, due 3/1/30	2,090
1,190	Mesa Cons. Wtr. Dist. Cert. of Participation, Ser. 2010, 5.00%, due 3/15/22	1,301
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	938	ØØ
905	San Diego Pub. Fac. Fin. Au. Lease Ref. Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/21	949	ñ
630	San Francisco City & Co. Redev. Agcy. Lease Rev. Cap. Appreciation (George R. Moscone Convention Ctr.), Ser. 1992, 0.00%, due 7/1/12	624
2,725	San Mateo Union High Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011, 0.00%, due 9/1/33	951	a
1,125	Santa Clara Co. East Side Union High Sch. Dist. G.O. (Election 2008), Ser. 2010-B, (Assured Guaranty Insured), 5.00%, due 8/1/23	1,207
500	Sulphur Springs Union Sch. Dist. Cert. of Participation (Cap. Appreciation), Ser. 2010, (AGM Insured), 0.00%, due 12/1/37	393	b
1,000	Turlock Irrigation Dist. Ref. Rev. (First Priority), Ser. 2011, 5.00%, due 1/1/19	1,134
1,300	Walnut Pub. Fin. Au. Tax Allocation Rev. (Walnut Imp. Proj.), Ser. 2002, (AMBAC Insured), 5.38%, due 9/1/22	1,312
		11,949
Colorado (1.4%)
100	Colorado Ed. & Cultural Facs. Au. Rev. (Nat'l Jewish Federal Board Prog.), Ser. 2009-C7, (LOC: U.S. Bank), 0.20%, due 3/1/39	100	µß
755	Colorado Wtr. Res. & Pwr. Dev. Au. Clean Wtr. Rev., Ser. 2010-A, 4.00%, due 9/1/25	783
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	770
		1,653
District of Columbia (0.1%)
165	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	181	ß

Florida (3.2%)
200	Escambia Co. Solid Waste Disp. Sys. Rev. (Gulf Pwr. Co. Proj.), Ser. 2009, 0.35%, due 4/1/39	200	µß
750	Palm Beach Co. Solid Waste Au. Rev., Ser. 2002-B, (AMBAC Insured), 0.00%, due 10/1/15	674
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,329	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,653	ß
		3,856
Georgia (1.0%)
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,174

Illinois (9.8%)
2,000	Chicago G.O., Ser. 2010-A, 5.00%, due 12/1/15	2,233
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,131
1,600	Cook Co. Sch. Dist. Number 144 G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27	1,640
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30	1,006
750	Dekalb Kane Lasalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	333	Ø
2,000	Illinois St. G.O., Ser. 1997, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/22	2,004
250	Illinois St. G.O., Ser. 2004-A, 5.00%, due 3/1/22	254
460	Illinois St. G.O., Ser. 2007, (National Public Finance Guarantee Corp. Insured), 5.00%, due 4/1/20	491
1,500	Illinois St. G.O. Ref., Ser. 2010, (AGM Insured), 5.00%, due 1/1/15	1,655
900	Romeoville Rev. (Lewis Univ.), (LOC: JP Morgan Chase), Ser. 2006, 0.20%, due 10/1/36	900	µß
		11,647
Indiana (2.4%)
940	Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,035
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,842
		2,877
Iowa (1.2%)
1,345	Iowa Fin. Au. Hlth. Care Fac. Rev. (Genesis Hlth. Sys.), Ser. 2010, 5.00%, due 7/1/13	1,436	ß

Kansas (1.7%)
750	Wichita Hosp. Rev. (Facs. Imp.), Ser. 2009-IIIA, 4.50%, due 11/15/12	782	ß
1,225	Wichita Hosp. Rev. Ref. (Facs. Imp.), Ser. 2001-III, 6.25%, due 11/15/18	1,253	ß
		2,035
Louisiana (0.5%)
570	Terrebonne Parish LA Hosp. Svc. Dist. Number 1 Hosp. Ref. Rev. (Gen. Med. Ctr. Proj.), Ser. 2010, 4.00%, due 4/1/15	600

Maryland (1.1%)
1,250	Maryland St. G.O., Ser. 2011-B, 4.00%, due 3/15/25	1,294

Massachusetts (6.5%)
2,000	Massachusetts Bay Trans. Au. Rev. (Assessment), Ser. 2006-A, 5.25%, due 7/1/30	2,301
1,000	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/24	1,205
950	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	1,054
1,200	Massachusetts St. HFA Hsg. Rev. (Single Family), Ser. 2009-144, 3.95%, due 6/1/18	1,201
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	565	ß
1,000	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Northeastern Univ.), Ser. 2008-T3, 2.70%, due 10/1/37 Putable 2/20/14	1,019	µßØØ
375	Massachusetts St. Turnpike Au. Western Turnpike Rev., Ser. 1997-A, (National Public Finance Guarantee Corp. Insured), 5.55%, due 1/1/17	376
		7,721
Michigan (3.6%)
350	Forest Hills Pub. Sch. G.O. Ref., Ser. 2005, (AGM Insured), 5.00%, due 5/1/21	376
1,500	Michigan St. Hsg. Dev. Au. Rental Hsg. Rev., Ser. 2011-B, 4.00%, due 10/1/16	1,556
2,160	Saginaw Valley St. Univ. Rev., Ser. 2010-A, 5.00%, due 7/1/13	2,307
		4,239
Minnesota (1.4%)
1,500	Becker PCR (No. St. Pwr. Co.), Ser. 1992-A, 8.50%, due 3/1/19	1,625	ß

Mississippi (1.0%)
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,132

Missouri (3.3%)
2,000	Missouri Dev. Fin. Board Cultural Facs. Rev. (Nelson Gallery Foundation), Ser. 2004-A, (LOC: JP Morgan Chase), 0.20%, due 12/1/33	2,000	µß
1,040	Missouri St. Dev. Fin. Board Infrastructure Facs. Ref. Rev. Wtr. Sys., Ser. 2009-E, 4.00%, due 11/1/15	1,108
750	Missouri St. Hlth. & Ed. Fac. Au. Rev. (Children's Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	770	ß
		3,878
Nebraska (1.2%)
1,220	Omaha Pub. Fac. Corp. Lease Rev. (Baseball Stadium Proj.), Ser. 2009, 5.00%, due 6/1/22	1,378

Nevada (1.8%)
1,345	Clark Co. G.O. (Limited Tax Bond Bank), Ser. 2001, (National Public Finance Guarantee Corp. Insured), 5.50%, due 6/1/13	1,350
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	842
		2,192
New Jersey (5.0%)
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,121
1,000	New Jersey St. Turnpike Au. Turnpike Rev., Ser. 2009-H, 5.00%, due 1/1/20	1,103
2,000	New Jersey Trans. Trust Fund Au., Ser. 2006-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/15/21	2,232
1,000	New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,127
355	Newark G.O., Ser. 2010-A, 4.00%, due 10/1/21	353
		5,936
New Mexico (1.6%)
750	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	825
1,000	New Mexico Fin. Au. St. Trans. Rev. Sr. Lien, Ser. 2004-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 6/15/21 Pre-Refunded 6/15/14	1,132
		1,957
New York (13.4%)
400	Long Island Pwr. Au. Elec. Sys. Rev., Ser. 2006-F, (National Public Finance Guarantee Corp. Insured), 5.00%, due 5/1/19	441
100	Nassau Co. IDA Civic Fac. Rev. (Cold Spring Harbor Laboratory), Ser. 1999, (LOC: TD Bank N.A.), 0.18%, due 1/1/34	100	µß
1,500	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 2011-E, 5.00%, due 11/1/16	1,779
1,000	New York St. Dorm. Au. (St. Personal Income Tax), Ser. 2011-C, 4.00%, due 3/15/19	1,104
3,640	New York St. Dorm. Au. Rev., Ser. 2002-B, 5.25%, due 11/15/23 Putable 5/15/12	3,777	µ
1,450	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mtge. United Hlth. Hosp.), Ser. 2009, (FHA Insured), 4.00%, due 8/1/14	1,515	ß
530	New York St. Env. Fac. Corp. Spec. Oblig. Rev. Ref. (Riverbank St. Park), Ser. 1996, (AMBAC Insured), 6.25%, due 4/1/12	551
1,000	New York St. Local Gov't. Assist. Corp., Ser. 1993-E, (AGM Insured), 6.00%, due 4/1/14	1,086
175	New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994-A, (AGM Insured), 5.50%, due 1/1/14	186
1,000	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2010-A, 5.00%, due 3/15/19	1,173
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	869
2,000	Port Au. New York & New Jersey Rev. (One Hundred Fifty-Third), Ser. 2008, 4.50%, due 7/15/27	2,072
1,125	Triborough Bridge & Tunnel Au. Ref. Rev., Ser. 2002-B, 5.25%, due 11/15/16	1,194	ØØ
		15,847
North Carolina (0.9%)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	764
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	333	ß
		1,097
Ohio (1.4%)
530	North Olmsted G.O., Ser. 1996, (AMBAC Insured), 6.20%, due 12/1/11	540
1,000	Ohio St. G.O. (Infrastructure Imp.), Ser. 2011-B, 5.00%, due 8/1/19	1,171
		1,711
Oregon (1.7%)
825	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	839
1,170	Tualatin Valley Fire & Rescue Rural Fire Protection Dist. G.O., Ser. 2011, 4.00%, due 6/1/27	1,185
		2,024
Pennsylvania (2.3%)
1,000	Allegheny Co. Port Au. Spec. Trans. Rev. Ref., Ser. 2011, 3.00%, due 3/1/13	1,029	ØØ
1,285	Pennsylvania HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,285
340	Pennsylvania St. Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (AGM Insured), 5.00%, due 5/1/21	379	ß
		2,693
Puerto Rico (1.8%)
450	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	442
1,745	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/40	1,694
		2,136
Rhode Island (1.0%)
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,203

Tennessee (3.1%)
1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	1,947
1,600	Metro. Nashville Arpt. Au. Ref. Rev. Impt., Ser. 2010-B, (AGM Insured), 4.00%, due 7/1/15	1,735
		3,682
Texas (6.2%)
1,245	Collin Co. G.O., Ser. 2011, 4.00%, due 2/15/27	1,252
460	Dallas Fort Worth Int'l Arpt. Ref. Rev., Ser. 2009-A, 5.00%, due 11/1/24	479	ØØ
1,170	El Paso Independent Sch. Dist. Ref. G.O., Ser. 2011, (PSF Insured), 4.00%, due 8/15/26	1,189
750	Fort Bend Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2008, (PSF Insured), 5.00%, due 8/15/21	853
1,000	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	1,003
1,000	Harris Co. Cultural Ed. Fac. Fin. Corp. Ref. Rev. (Methodist Hosp. Sys.), Ser. 2009-B1, 5.00%, due 12/1/28 Putable 6/1/12	1,035	µß
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	259	ß
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,247
		7,317
Virginia (4.2%)
1,200	Newport News Ref. G.O., Ser. 2011-B, 4.00%, due 7/1/19	1,341
2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	1,960
1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,685
		4,986
Washington (3.4%)
2,000	Energy Northwest Elec. Ref. Rev. (Proj. Number 1), Ser. 2002-B, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/17	2,098
1,105	Washington St. Ref. G.O. (Motor Vehicle Fuel), Ser. 2010-R-2011C, 4.00%, due 7/1/25	1,119
795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	806
		4,023
Wisconsin (1.5%)
1,695	Wisconsin St. Hlth. & Ed. Fac. Au. Ref. Rev. (ProHealth Care, Inc.), Ser. 2011, 5.00%, due 8/15/18	1,818

	Total Investments (102.2%) (Cost $119,800)	121,310	##

	Liabilities, less cash, receivables and other assets [(2.2%)]	(2,645)

	Total Net Assets (100.0%)	$118,665

See Notes to Schedule of Investments

JULY 31, 2011

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.6%)
3,000	U.S. Treasury Bills, 0.09%, due 12/22/11 (Cost $2,999)	2,999

U.S. Government Agency Securities (4.0%)
1,325	Citigroup Funding, Inc., Guaranteed FDIC Floating Rate Medium-Term Notes, 0.55%, due 3/30/12	1,329	µ@
1,275	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.47%, due 6/15/12	1,278	µ@
	Total U.S. Government Agency Securities (Cost $2,600)	2,607

Mortgage-Backed Securities (47.6%)

Adjustable Alt-B Mixed Balance (0.7%)
609	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.69%, due 7/25/35	446	µ

Adjustable Jumbo Balance (3.6%)
1,453	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 2.99%, due 4/19/36	1,095	µ
1,500	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 2.76%, due 10/25/35	1,271	µ
		2,366
Adjustable Mixed Balance (3.5%)
1,078	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.74%, due 5/25/34	963	µ
1,532	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.75%, due 11/25/35	1,210	µ
173	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.31%, due 6/19/34	133	µ
		2,306
Collateralized Mortgage Obligations (0.1%)
54	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.28%, due 11/25/36	52	µ

Commercial Mortgage-Backed (23.9%)
1,514	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	1,551	ØØ
576	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.92%, due 3/15/49	607	µ
185	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.56%, due 1/15/46	192	µ
1,025	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	1,053
1,488	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	1,499
363	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	366
975	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	1,011
2,450	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/16/46	2,478	ñ
1,500	LB-UBS Commercial Mortgage Trust, Ser. 2003-C1, Class C, 4.50%, due 12/15/36	1,556
875	LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class C, 5.19%, due 7/15/37	908	µ
742	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	761	ñ
1,615	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C6, Class D, 5.13%, due 8/15/35	1,684
1,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.46%, due 12/15/44	1,017	µ
868	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	889	ñ
		15,572
Mortgage-Backed Non-Agency (3.8%)
630	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	672	ñ
1,446	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,473	ñ
325	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	336	ñ
		2,481
Fannie Mae (6.4%)
1,668	Pass-Through Certificates, 5.50%, due 7/1/38	1,810
1,480	Pass-Through Certificates, 6.00%, due 10/1/38	1,629
648	Whole Loan, Ser. 2004-W8, Class PT, 10.96%, due 6/25/44	724	µ
		4,163
Freddie Mac (5.6%)
5	ARM Certificates, 1.75%, due 1/1/17	6	µ
849	Pass-Through Certificates, 8.00%, due 11/1/26	976
652	Pass-Through Certificates, 8.50%, due 10/1/30	757
1,777	Pass-Through Certificates, 5.50%, due 11/1/37	1,930
		3,669
Government National Mortgage Association (0.0%)
5	Pass-Through Certificates, 12.00%, due 12/15/12 & 3/15/14	5
	Total Mortgage-Backed Securities (Cost $32,122)	31,060

Corporate Debt Securities (27.7%)

Banks (9.7%)
1,150	Citigroup, Inc., Senior Unsecured Notes, 6.00%, due 12/13/13	1,248	ØØ
1,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.30%, due 2/14/12	1,022
1,485	JP Morgan Chase & Co., Senior Unsecured Medium-Term Notes, 2.05%, due 1/24/14	1,514
1,175	Morgan Stanley, Senior Unsecured Notes, 2.88%, due 1/24/14	1,198
1,340	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	1,357
		6,339
Beverages (1.0%)
575	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	629

Diversified Financial Services (7.2%)
945	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	1,016
380	Caterpillar Financial Services Corp., Unsecured Medium-Term Notes, Ser. F, 4.70%, due 3/15/12	390
510	Caterpillar Financial Services Corp., Senior Notes, 1.65%, due 4/1/14	519
405	ERAC USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	413	ñ
175	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 5.00%, due 4/10/12	180
1,200	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	1,345
770	Merrill Lynch & Co., Inc., Senior Unsecured Medium-Term Notes, Ser. C, 6.05%, due 8/15/12	804
		4,667
Food (0.6%)
352	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	369

Insurance (0.8%)
545	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	553

Media (3.9%)
750	DirecTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	827
800	NBCUniversal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	817	ñ
850	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	886
		2,530
Office/Business Equipment (1.0%)
650	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	674

Retail (1.0%)
625	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	683

Telecommunications (2.5%)
805	Telefonica Emisiones SAU, Guaranteed Notes, 2.58%, due 4/26/13	805
810	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	830
		1,635
	Total Corporate Debt Securities (Cost $17,747)	18,079

Asset-Backed Securities (13.1%)
400	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.34%, due 4/25/36	262	µ
554	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.32%, due 10/25/36	284	µ
725	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	726
775	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	781
400	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.34%, due 11/25/36	177	µ
454	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.37%, due 2/25/36	374	µ
850	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.45%, due 2/25/37	364	µ
394	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.37%, due 6/25/36	327	µ
241	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.37%, due 8/25/36	204	µ
409	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.37%, due 9/25/36	336	µ
1,900	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	1,906
1,330	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	1,338
413	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.67%, due 7/13/46	0	#µ*
450	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	450
366	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.42%, due 1/25/36	259	µ
1,051	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.36%, due 6/25/36	786	µØØ
	Total Asset-Backed Securities (Cost $10,465)	8,574

NUMBER OF SHARES

Short-Term Investments (2.7%)
1,756,630	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,757)	1,757

	Total Investments (99.7%) (Cost $67,690)	65,076	##

	Cash, receivables and other assets, less liabilities (0.3%)	179	¢¢

	Total Net Assets (100.0%)	$65,255

See Notes to Schedule of Investments

JULY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)

Bank Loan Obligationsµ (14.4%)

Air Transport (0.1%)
574	Delta Air Lines, Inc., Term Loan B, 5.50%, due 4/20/17	567

All Telecom (0.6%)
730	ClientLogic Corp., Term Loan, 7.00%, due 1/30/17	728
297	Integra Telecom, Inc., Term Loan B, 9.25% - 9.50%, due 4/15/15	297
678	Intelsat Jackson Holdings S.A., Term Loan B, 5.25%, due 4/2/18	679
784	PAETEC Holding Corp, Term Loan, 5.00%, due 5/31/18	777
433	Syniverse Technologies, Inc., Term Loan B, 5.25%, due 12/21/17	433
		2,914
Automotive (0.3%)
440	Autoparts Holdings Ltd., First Lien Term Loan, due 7/28/17	442	¢^^
1,070	Chrysler Group LLC, Term Loan, 6.00%, due 5/24/17	1,041
141	UCI Int’l, Inc., Term Loan B, 5.50%, due 7/26/17	141
		1,624
Building & Development (0.4%)
614	Capital Automotive LP, Term Loan B, 5.00%, due 3/10/17	614
260	Custom Building Products, Inc., Term Loan B, 5.75%, due 3/19/15	261
769	Goodman Global Holdings, Inc., First Lien Term Loan, 5.75%, due 10/28/16	772
30	Goodman Global Holdings, Inc., Second Lien Term Loan, 9.00%, due 10/30/17	31
51	Realogy Corp., Letter of Credit, 4.44%, due 10/10/16	46
488	Realogy Corp., Term Loan, 4.52%, due 10/10/16	440
		2,164
Business Equipment & Services (1.3%)
680	Acosta, Inc., Term Loan, 4.75%, due 3/1/18	677
1,250	Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.25%, due 6/18/18	1,265
195	Brand Energy & Infrastructure Services, Inc., Second Lien Term Loan, 6.25% - 6.31%, due 2/6/15	176
667	Brickman Group Holdings, Inc., Term Loan B, 7.25%, due 10/14/16	673
399	Brock Holdings III, Inc., Term Loan B, 6.00%, due 3/16/17	400
475	Brock Holdings III, Inc., Second Lien Term Loan, 10.00%, due 3/16/18	488
200	Ceridian Corp., Term Loan, 3.19%, due 11/10/14	191
460	Language Line, LLC, Second Lien Term Loan, 10.50%, due 12/16/16	467
270	Protection One Alarm Monitoring, Inc., Term Loan B, 6.00%, due 5/16/16	270
760	Quintiles Transnational Corp., Term Loan B, 5.00%, due 6/8/18	756
935	Transaction Network Services, Inc., Term Loan C, 6.00%, due 11/18/15	936
		6,299
Cable & Satellite Television (0.3%)
28	Charter Communications Operating LLC, Term Loan, 7.25%, due 3/6/14	28
190	San Juan Cable Holdings, LLC, Second Lien Term Loan, 10.00%, due 6/8/18	189
1,191	Yankee Cable Acquisition, LLC, Term Loan B1, 6.50%, due 8/26/16	1,190
		1,407
Chemicals (0.1%)
405	Ashland, Inc., Term Loan B, due 7/30/18	406	¢^^

Chemicals & Plastics (0.6%)
529	General Chemical Corp., Term Loan, 5.00% - 5.75%, due 10/6/15	529
705	OM Group, Inc., Term Loan B, due 7/28/17	704	¢^^
455	PQ Corp., Second Lien Term Loan, 6.69%, due 7/30/15	446
1,097	Styron S.a.r.L., LLC, Term Loan B, 6.00%, due 8/2/17	1,096
386	Univar, Inc., Term Loan B, 5.00%, due 6/30/17	385
		3,160
Containers & Glass Products (0.4%)
740	Exopack, LLC, Term Loan, 6.50%, due 5/26/17	736
199	Graham Packaging Co. L.P., Term Loan D, 6.00%, due 9/23/16	199
805	Reynolds Group Holdings, Inc., Term Loan C, due 8/9/18	799	¢^^
		1,734
Corporation Manufacturing (1.0%)
480	AMC Networks, Inc., Term Loan B, 4.00%, due 12/31/18	479
480	Eagle Parent, Inc., Term Loan, 5.00%, due 5/16/18	468
1,600	Mondrian Investment Partners Ltd., Term Loan, 5.50%, due 7/12/18	1,589
600	SBA Finance, Term Loan, 3.75%, due 6/29/18	599
565	SymphonyIRI Group, Inc., Term Loan B, 5.00%, due 12/1/17	565
910	Walter Investment Management Corp., First Lien Term Loan, 7.75%, due 6/17/16	904
470	Walter Investment Management Corp., Second Lien Term Loan, 12.50%, due 12/16/16	464
		5,068
Electronics - Electrical (0.7%)
495	Aspect Software, Inc., Term Loan B, 6.25%, due 4/19/16	495
283	CommScope, Inc., Term Loan B, 5.00%, due 1/14/18	284
202	Datatel, Inc., First Lien Term Loan, 5.00%, due 2/20/17	202
382	Datatel, Inc., Second Lien Term Loan, 8.75%, due 2/19/18	386
661	Edwards (Cayman Islands II) Ltd., Term Loan B, 5.50%, due 5/31/16	659
649	Freescale Semiconductor, Inc., Term Loan B, 4.44%, due 12/1/16	644
294	SkillSoft Corp., Term Loan B, 6.50%, due 5/26/17	296
466	Springboard Finance, LLC, Term Loan, 7.00%, due 2/23/15	467
		3,433
Equipment Leasing (0.2%)
580	AWAS Finance Luxembourg S.a.r.L., Term Loan B, 5.25%, due 6/10/16	578
650	NES Rentals Holdings, Inc., Second Lien Term Loan, 10.00%, due 7/20/13	644
		1,222
Farming - Agriculture (0.1%)
281	WM Bolthouse Farms, Inc., First Lien Term Loan, 5.50% - 5.75%, due 2/11/16	281

Finance (0.3%)
1,615	Springleaf Finance Corp., Term Loan, 5.50%, due 5/10/17	1,575

Financial Intermediaries (1.3%)
625	CIT Group, Inc., Term Loan 3, 6.25%, due 8/11/15	626
1,345	Citco III Ltd., Term Loan, 6.25%, due 6/29/18	1,338
200	First Data Corp., Term Loan B, due 3/23/18	183	¢^^
935	First Data Corp., Term Loan B3, 2.94%, due 9/24/14	870
584	Fortress Investment Group LLC, Term Loan B, 5.75%, due 9/30/15	590
806	Harbourvest Partners LLC, Term Loan B, 6.25%, due 12/14/16	806
670	KAR Auction Services, Inc., Term Loan B, 5.00%, due 5/19/17	673
481	LPL Holdings, Inc., Term Loan, 5.25%, due 6/28/17	483
680	Nuveen Investments, Inc., Term Loan, 5.75% - 5.76%, due 5/12/17	678
		6,247
Food Products (0.2%)
791	Pinnacle Foods Holdings Corp., Term Loan D, 6.00%, due 4/2/14	793

Food Service (0.2%)
1,002	U.S. Foodservice, Inc., Term Loan B, 5.75%, due 3/31/17	988

Gaming (0.2%)
795	Caesars Entertainment Operating Co., Term Loan B2, 3.19% - 3.25%, due 1/28/15	715
297	Caesars Entertainment Operating Co., Term Loan B4, 9.50%, due 10/31/16	310
		1,025
Health Care (1.1%)
313	Aurora Diagnostics LLC, Term Loan B, 6.25%, due 5/21/16	312
781	CareStream Health, Inc., Term Loan B, 5.00%, due 2/25/17	724
565	Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.00%, due 6/18/18	566
200	Health Management Associates, Inc., Term Loan B, 2.00%, due 2/28/14	195
539	IASIS Healthcare LLC, Term Loan, 5.00%, due 5/3/18	535
1,211	Kindred Healthcare, Inc., Term Loan, 5.25%, due 6/1/18	1,203
591	Multiplan, Inc., Term Loan B, 4.75%, due 8/26/17	587
1,340	Select Medical Corp., Term Loan B, 5.50%, due 5/25/18	1,310
		5,432
Home Furnishings (0.1%)
320	National Bedding Co., LLC, Second Lien Term Loan, 5.31%, due 2/28/14	307

Industrial Equipment (0.3%)
945	Husky Injection Molding Systems Ltd., Senior Term Loan B, 6.50%, due 6/30/18	949
320	Terex Corp., Term Loan B, due 7/26/17	321	¢^^
		1,270
Insurance (0.1%)
301	Sedgwick CMS Holdings, Inc., Term Loan, 5.00%, due 12/30/16	300

Leisure Goods - Activities - Movies (0.3%)
194	LodgeNet Entertainment Corp., Term Loan, 6.50%, due 4/4/14	185
484	Six Flags Theme Parks, Inc., Term Loan B, 5.25%, due 6/30/16	485
658	Summit Entertainment LLC, Term Loan, 7.50%, due 9/7/16	651
		1,321
Media - Broadcast (0.2%)
1,159	Univision Communications, Inc., Term Loan, 4.44%, due 3/31/17	1,097

Media - Services (0.2%)
872	Clear Channel Communications, Inc., Term Loan A, 3.59%, due 7/29/14	777
487	Clear Channel Communications, Inc., Term Loan B, 3.84%, due 1/28/16	403
		1,180
Nonferrous Metals - Minerals (0.2%)
870	Fairmount Minerals Ltd., Term Loan B, 5.25%, due 3/15/17	872

Oil & Gas (0.4%)
1,776	Frac Tech Int'l LLC, Term Loan B, 6.25%, due 5/6/16	1,772

Publishing (1.1%)
1,058	Cengage Learning Acquisitions, Inc., Term Loan 1, 7.50%, due 7/3/14	1,053
654	Dex Media East LLC, Term Loan, 2.75% - 2.76%, due 10/24/14	464	¢^^
466	Getty Images, Inc., Term Loan, 5.25%, due 11/7/16	468
974	Instant Web, Inc., Term Loan B, 3.56%, due 8/7/14	899
102	Instant Web, Inc., Term Loan DD, 3.56%, due 8/7/14	94
639	Interactive Data Corp., Term Loan B, 4.75%, due 2/12/18	638
847	Postmedia Network, Inc., Term Loan C, 6.25%, due 7/13/16	852
815	Quad/Graphics, Inc., Term Loan B, due 7/26/18	816	¢^^
		5,284
Radio & Television (0.4%)
1,440	Cumulus Media, Inc., Term Loan, due 8/30/18	1,431	¢^^
765	Fox Acquisition Sub, LLC, Term Loan B, 4.75%, due 7/14/15	762
		2,193
Retailers (except food & drug) (1.0%)
938	AMSCAN Holdings, Inc., Term Loan B, 6.75%, due 12/4/17	940
815	Bass Pro Group LLC, Term Loan, 5.25%, due 6/23/17	809
650	Gymboree Corp., Term Loan, 5.00%, due 2/23/18	631
811	Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.50%, due 12/22/17	810
555	Michaels Stores, Inc., Term Loan B2, 4.75%, due 7/31/16	552
920	Neiman Marcus Group, Inc., Term Loan, 4.75%, due 5/16/18	906
422	Toys "R' Us-Delaware, Inc., Term Loan, 6.00%, due 9/1/16	422
		5,070
Steel (0.1%)
329	JMC Steel Group, Inc., Term Loan, 4.75%, due 4/3/17	329

Utilities (0.6%)
189	EquiPower Resources Holdings LLC, Term Loan B, 5.75%, due 1/26/18	188
337	GenOn Energy, Inc., Term Loan B, 6.00%, due 9/8/17	337
13	Longview Power LLC, Letter of Credit, 2.41%, due 2/28/14	11
200	Longview Power LLC, Term Loan B, due 10/31/17	186	¢^^
722	Longview Power LLC, Term Loan B, 6.00%, due 10/31/17	671	¢^^
1,055	Texas Competitive Electric Holdings Co. LLC, Term Loan, 4.69% - 4.77%, due 10/10/17	786
625	TPF Generation Holdings LLC, Second Lien Term Loan C, 4.50%, due 12/15/14	604
		2,783
	Total Bank Loan Obligations (Cost $70,014)	70,117

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (5.5%)
10,000	U.S. Treasury Bills, 0.15%, due 4/5/12	9,988
2,620	U.S. Treasury Bonds, 4.50%, due 2/15/36	2,819
6,060	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17 & 1/15/25	7,351
6,094	U.S. Treasury Inflation Index Notes, 1.13%, due 1/15/21	6,564
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $25,466)	26,722

Mortgage-Backed Securities (38.3%)

Collateralized Mortgage Obligations (1.8%)
2,140	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.41%, due 7/20/36	1,719	µØØ
617	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.75%, due 5/25/34	551	µ
1,411	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.35%, due 10/25/36	698	µØØ
1,975	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.29%, due 3/25/47	1,370	µ
2,802	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 6A5, 2.72%, due 6/25/35	2,188	µ
1,360	MortgageIT Trust, Ser. 2005-3, Class A1, 0.49%, due 8/25/35	1,028	µ
1,569	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.06%, due 8/25/35	1,180	µ
244	WaMu Mortgage Pass-Through Certificates, Ser. 2006-AR10, Class 1A1, 5.83%, due 9/25/36	180	µ
		8,914
Commercial Mortgage-Backed (13.0%)
1,089	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A4, 5.89%, due 7/10/44	1,204	ØØ
600	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	648	ØØ
700	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	754	ØØ
435	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	470	ØØ
1,750	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.80%, due 6/10/49	1,896	µØØ
2,025	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	2,133	ØØ
550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	599	ØØ
1,160	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4, 5.89%, due 11/15/44	1,274	ØØ
2,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	2,639	ØØ
3,000	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.21%, due 12/10/49	3,302	µØØ
500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	537
2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.90%, due 6/15/39	2,146	µØØ
1,060	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,141
2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.99%, due 9/15/39	2,134	µØØ
400	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	429	ØØ
715	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	765
2,925	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A4, 6.01%, due 5/15/46	3,185	µØØ
631	CWCapital Cobalt Ltd., Ser. 2007-C2, Class A2, 5.33%, due 4/15/47	642
500	CWCapital Cobalt Ltd., Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	534
1,214	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	1,253	ñØØ
3,000	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	3,222
1,000	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	1,074
1,000	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,087
500	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3, 4.61%, due 7/10/39	507	ØØ
700	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A4, 4.76%, due 7/10/39	744	ØØ
730	GS Mortgage Securities Corp. II, Ser. 2011-GC3, Class A4, 4.75%, due 3/10/44	749	ñ
3,000	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 6.00%, due 8/10/45	3,212	µ
1,450	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	1,549
1,725	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	1,835	ØØ
2,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	2,123
3,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 6.00%, due 6/15/49	3,249	µØØ
1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,749	ØØ
1,684	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3, 5.82%, due 2/12/51	1,786
2,450	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	2,646	ØØ
2,488	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	2,641	ØØ
2,300	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.81%, due 6/12/50	2,474	µØØ
2,350	Morgan Stanley Capital I, Ser. 2005-WMC1, Class M2, 0.92%, due 1/25/35	1,939	µ
900	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	982
400	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A5, 4.66%, due 5/15/44	408
1,243	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4, 5.51%, due 4/15/47	1,329
		62,990
Fannie Mae (9.6%)
708	Pass-Through Certificates, 4.00%, due 10/1/39 – 10/1/40	720
199	Pass-Through Certificates, 5.00%, due 8/1/33 – 5/1/37	213
4,801	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	5,209	ØØ
3,666	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	4,039
3	Pass-Through Certificates, 6.50%, due 9/1/32	3
9	Pass-Through Certificates, 7.00%, due 7/1/29	10
2	Pass-Through Certificates, 7.50%, due 12/1/32	2
5,580	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	5,824	Ø
28,660	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	30,586	Ø
		46,606
Freddie Mac (13.9%)
30,417	Pass-Through Certificates, 4.00%, due 9/1/39 – 1/1/41	30,949
12,422	Pass-Through Certificates, 4.50%, due 8/1/18 & 7/1/41	12,966
1,471	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	1,573
6,599	Pass-Through Certificates, 5.50%, due 9/1/17 – 5/1/40	7,167	ØØ
110	Pass-Through Certificates, 6.00%, due 4/1/17 – 9/1/38	121
1	Pass-Through Certificates, 6.50%, due 3/1/16	2
2	Pass-Through Certificates, 7.00%, due 6/1/32	2
1,550	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	1,616	Ø
12,385	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	12,578	Ø
465	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	496	Ø
		67,470
Government National Mortgage Association (0.0%)
3	Pass-Through Certificates, 6.50%, due 7/15/32	4
3	Pass-Through Certificates, 7.00%, due 8/15/32	3
		7
	Total Mortgage-Backed Securities (Cost $177,033)	185,987

Corporate Debt Securities (43.5%)

Aerospace & Defense (0.1%)
375	BE Aerospace, Inc., Senior Unsecured Notes, 8.50%, due 7/1/18	414

Agriculture (0.5%)
2,135	Altria Group, Inc., Guaranteed Notes, 4.75%, due 5/5/21	2,207	ØØ

Airlines (1.5%)
1,025	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	1,039	ñ
447	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 7.25%, due 11/10/19	483
2,635	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 4.75%, due 1/12/21	2,569	ØØ
606	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	623	ØØ
455	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	484	ñ
490	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 6.20%, due 7/2/18	517	ØØ
1,080	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2009-1, Class A, 7.75%, due 12/17/19	1,177	ØØ
275	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.82%, due 8/10/22	285	ØØ
		7,177
Auto Loans (0.4%)
145	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	166
620	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	679
942	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	1,118
		1,963
Automakers (0.4%)
240	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	305
650	Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31	741
145	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	178
595	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	647
		1,871
Automotive (0.1%)
475	Chrysler Group LLC, Senior Secured Notes, 8.00%, due 6/15/19	460	ñ

Banking (7.0%)
1,175	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	1,197
550	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	589
2,060	Bank of America Corp., Senior Unsecured Notes, 4.50%, due 4/1/15	2,153	ØØ
2,940	Bank of America Corp., Senior Unsecured Notes, 5.63%, due 7/1/20	3,055	ØØ
2,415	Bank of America Corp., Senior Unsecured Medium-Term Notes, 5.00%, due 5/13/21	2,390	ØØ
1,400	Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13	1,484	ØØ
3,200	Citigroup, Inc., Senior Unsecured Notes, 3.95%, due 6/15/16	3,326
1,650	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	1,850	ØØ
1,230	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.63%, due 2/7/16	1,245
1,850	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.25%, due 7/27/21	1,889
2,855	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	2,856	ØØ
520	Goldman Sachs Group, Inc., Senior Notes, 6.25%, due 2/1/41	523
1,200	JP Morgan Chase & Co., Notes, 4.63%, due 5/10/21	1,224	ØØ
885	JP Morgan Chase Capital XVII, Limited Guaranteed Notes, Ser. Q, 5.85%, due 8/1/35	901
2,185	Morgan Stanley, Senior Unsecured Notes, 3.45%, due 11/2/15	2,194	ØØ
1,085	Morgan Stanley, Senior Unsecured Notes, 3.80%, due 4/29/16	1,093	ØØ
5,110	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	5,330	ØØ
555	Morgan Stanley, Senior Unsecured Notes, 5.50%, due 7/28/21	572
		33,871
Beverages (0.3%)
1,505	Anheuser-Busch Inbev Worldwide, Inc., Guaranteed Notes, 1.50%, due 7/14/14	1,518
Building & Construction (0.2%)
405	Shea Homes LP, Senior Secured Notes, 8.63%, due 5/15/19	404	ñ
350	Standard Pacific Corp., Secured Notes, 8.38%, due 5/15/18	353
		757
Building Materials (0.3%)
265	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	271
245	Ply Gem Industries, Inc., Senior Secured Notes, 8.25%, due 2/15/18	234	ñ
500	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	523	ñ
430	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	419	ñ
		1,447
Chemicals (0.5%)
215	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	245
140	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	156
130	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	145
395	Lyondell Chemical Co., Senior Secured Notes, 8.00%, due 11/1/17	446	ñ
280	Nalco Co., Senior Notes, 8.25%, due 5/15/17	315
1,380	The Dow Chemical Co., Senior Unsecured Notes, 4.25%, due 11/15/20	1,414	ØØ
		2,721
Computer Hardware (0.1%)
270	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	273	ñ

Consumer - Commercial Lease Financing (1.4%)
171	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/15/16	175	ñ
455	CIT Group, Inc., Secured Notes, Ser. C, 5.25%, due 4/1/14	456	ñ
2,190	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/16	2,195	ñ
0	CIT Group, Inc., Secured Notes, 7.00%, due 5/1/16	0
0	CIT Group, Inc., Secured Notes, 6.63%, due 5/1/17	0	ØØ
60	CIT Group, Inc., Secured Notes, 6.63%, due 4/1/18	63	ñ
474	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/17	475	ñ
335	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	340
670	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	739
305	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	341
625	Int'l Lease Finance Corp., Senior Secured Notes, 7.13%, due 9/1/18	665	ñ
355	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	354
325	SLM Corp., Senior Medium-Term Notes, 6.25%, due 1/25/16	340
285	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 8.45%, due 6/15/18	319
460	Springleaf Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	431
		6,893
Department Stores (0.1%)
210	JC Penney Co., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	208
265	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	242	ñ
		450
Diversified Financial Services (1.6%)
2,335	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	2,511	ØØ
730	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. D, 5.13%, due 8/25/14	801	ØØ
1,430	ERAC USA Finance LLC, Senior Notes, 4.50%, due 8/16/21	1,461	ñØØ
450	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	504	ØØ
2,090	Merrill Lynch & Co, Inc., Subordinated Notes, 6.05%, due 5/16/16	2,210
400	PSALM Corp., Guaranteed Notes, 7.39%, due 12/2/24	478
		7,965
Electric (0.9%)
2,530	CMS Energy Corp., Senior Unsecured Notes, 2.75%, due 5/15/14	2,547	ØØ
1,645	Comision Federal de Electricidad, Senior Unsecured Notes, 4.88%, due 5/26/21	1,667	ñØØ
		4,214
Electric - Generation (0.9%)
270	Calpine Construction Finance Co. L.P., Senior Secured Notes, 8.00%, due 6/1/16	292	ñ
980	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	1,005	ñØØ
680	Energy Future Intermediate Holding Co. LLC, Senior Secured Notes, 10.00%, due 12/1/20	717
60	Mirant Mid-Atlantic Trust, Pass-Through Certificates, Ser. A, 8.63%, due 6/30/12	61
660	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	672	ñ
860	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	866	ñ
605	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	629
		4,242
Electric - Integrated (0.1%)
180	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	201	ñ
525	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	521	ñ
		722
Electronics (0.3%)
630	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	687	ñØØ
740	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	830	ñ
		1,517
Energy - Exploration & Production (1.7%)
50	Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due 7/15/13	55
1,130	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	1,220
60	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	65
360	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	376
460	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	484
510	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	507
290	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	302
595	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	659
185	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	197	ñ
385	Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 4/15/16	397
1,815	Nexen, Inc., Senior Unsecured Notes, 6.40%, due 5/15/37	1,955	ØØ
255	Petrohawk Energy Corp., Guaranteed Notes, 7.25%, due 8/15/18	296
95	Petrohawk Energy Corp., Guaranteed Notes, 6.25%, due 6/1/19	110	ñ
505	Pioneer Natural Resources Co., Senior Guaranteed Notes, 5.88%, due 7/15/16	539
160	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	172
345	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	361
165	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	191
345	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	366	ñ
135	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	142	ñ
		8,394
Food (1.5%)
1,925	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/30/20	1,984	ñØØ
1,915	Kraft Foods, Inc., Senior Unsecured Notes, 6.50%, due 2/9/40	2,239	ØØ
3,090	Sigma Alimentos SA de CV, Senior Unsecured Notes, 5.63%, due 4/14/18	3,183	ñØØ
		7,406
Food & Drug Retailers (0.6%)
2,330	CVS Caremark Corp., Senior Unsecured Notes, 5.75%, due 5/15/41	2,426	ØØ
215	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	238
385	SUPERVALU, Inc., Senior Unsecured Notes, 8.00%, due 5/1/16	400
		3,064
Food - Wholesale (0.0%)
195	Blue Merger Sub, Inc., Guaranteed Notes, 7.63%, due 2/15/19	201	ñ

Forestry - Paper (0.1%)
275	Georgia-Pacific LLC, Senior Unsecured Notes, 7.70%, due 6/15/15	323

Gaming (0.8%)
960	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	1,003	ñ
179	CityCenter Holdings LLC, Secured Notes, 10.75%, due 1/15/17	192	ñc
465	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	536	ñ
635	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	732	ØØ
315	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	350
175	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	173	ñ
195	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	201	ñ
570	Wynn Las Vegas LLC, 1st Mortgage, 7.88%, due 11/1/17	634
		3,821
Gas Distribution (0.9%)
270	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	280	ØØ
310	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	359
90	El Paso Corp., Senior Unsecured Global Medium-Term Notes, 7.75%, due 1/15/32	107
320	El Paso Energy Corp., Senior Unsecured Global Medium-Term Notes, 7.80%, due 8/1/31	380
610	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	653	ØØ
475	Enterprise Products Operating LLC, Guaranteed Notes, 5.95%, due 2/1/41	501	ØØ
350	Ferrellgas Partners L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	375	ØØ
350	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	357
485	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	509
590	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	646	ØØ
230	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	244
		4,411
Health Care (0.2%)
715	HCP, Inc., Senior Unsecured Notes, 5.38%, due 2/1/21	766

Health Facilities (0.8%)
485	Biomet, Inc., Guaranteed Notes, 10.00%, due 10/15/17	529
275	Biomet, Inc., Guaranteed Notes, 10.38%, due 10/15/17	300	c
80	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	76
485	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	517
220	HCA, Inc., Secured Notes, 9.63%, due 11/15/16	235	c
415	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	458
520	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	528	Ø
95	Kindred Healthcare, Inc., Guaranteed Notes, 8.25%, due 6/1/19	93	ñ
550	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	560
240	Tenet Healthcare Corp., Senior Secured Notes, 10.00%, due 5/1/18	273
165	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	182
		3,751
Healthcare - Services (0.3%)
1,550	Coventry Health Care, Inc., Senior Unsecured Notes, 5.45%, due 6/15/21	1,640	ØØ

Hotels (0.3%)
220	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	226
330	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	340
580	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 6.75%, due 5/15/18	648	ØØ
400	Wyndham Worldwide Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	434
		1,648
Industrial (0.3%)
1,305	Husky Energy, Inc., Senior Unsecured Notes, 5.90%, due 6/15/14	1,461	ØØ
Insurance (2.0%)
1,805	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.38%, due 3/15/17	1,934	ØØ
1,050	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 6.30%, due 3/15/18	1,167	ØØ
1,830	Lincoln National Corp., Senior Unsecured Notes, 4.85%, due 6/24/21	1,880
1,650	Nationwide Financial Services, Inc., Senior Unsecured Notes, 5.38%, due 3/25/21	1,702	ñØØ
1,595	PPL WEM Holdings PLC, Senior Unsecured Notes, 3.90%, due 5/1/16	1,669	ñØØ
1,395	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	1,478
		9,830
Investments & Misc. Financial Services (0.3%)
830	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	861	ØØ
355	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	367
		1,228
Leisure (0.1%)
270	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	292

Machinery (0.3%)
715	Case New Holland, Inc., Senior Notes, 7.88%, due 12/1/17	810	ñØØ
470	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	511
		1,321
Media (2.3%)
1,465	DirecTV Holdings LLC, Guaranteed Notes, 5.00%, due 3/1/21	1,563
1,080	DirecTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	1,131	ØØ
2,050	News America, Inc., Guaranteed Notes, 4.50%, due 2/15/21	2,050	ñ
3,050	Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18	3,632	ØØ
345	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	452	ØØ
810	Time Warner Cable, Inc., Guaranteed Notes, 5.88%, due 11/15/40	834
900	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	954	ØØ
715	Time Warner, Inc., Guaranteed Notes, 6.25%, due 3/29/41	774
		11,390
Media - Broadcast (1.0%)
140	AMC Networks, Inc, Guaranteed Notes, 7.75%, due 7/15/21	148	ñ
240	Citadel Broadcasting Corp., Guaranteed Notes, 7.75%, due 12/15/18	258	ñ
1,535	NBC Universal, Inc., Senior Unsecured Notes, 4.38%, due 4/1/21	1,569	ñØØ
1,190	NBC Universal, Inc., Senior Unsecured Notes, 6.40%, due 4/30/40	1,313	ñ
650	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	645	ñ
135	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	158	ñ
850	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	901	ñ
		4,992
Media - Cable (1.4%)
350	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	369
60	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	62
585	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	642
280	CCO Holdings LLC, Guaranteed Notes, 6.50%, due 4/30/21	279
950	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 8.63%, due 11/15/17	1,011	ñ
815	CSC Holdings, Inc., Senior Unsecured Notes, 8.50%, due 6/15/15	880
375	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	410
365	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	401
515	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	532	ñ
270	EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13	291
160	Mediacom LLC, Senior Unsecured Notes, 9.13%, due 8/15/19	170
275	UPC Holding BV, Senior Secured Notes, 9.88%, due 4/15/18	305	ñ
210	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	236
375	Virgin Media Finance PLC, Guaranteed Notes, Ser.1, 9.50%, due 8/15/16	422
485	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	542
175	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.50%, due 1/15/18	193
		6,745
Media - Services (0.3%)
590	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	645
210	Lamar Media Corp., Guaranteed Notes, 9.75%, due 4/1/14	243
50	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	53	ñ
530	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	562
		1,503
Medical Products (0.1%)
335	Boston Scientific Corp., Senior Unsecured Notes, 6.00%, due 1/15/20	382
Metals & Mining (0.4%)
555	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	616	ØØ
185	Arch Western Finance LLC, Senior Secured Notes, 6.75%, due 7/1/13	186
650	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	674	ñ
400	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	453
		1,929
Miscellaneous Manufacturer (0.2%)
755	Tyco Int'l Finance SA, Guaranteed Notes, 3.75%, due 1/15/18	789

Office Equipment (0.1%)
510	Xerox Corp., Senior Unsecured Notes, 6.40%, due 3/15/16	593	ØØ

Oil & Gas (0.5%)
560	Pemex Project Funding Master Trust, Guaranteed Notes, 5.75%, due 3/1/18	622
350	Pemex Project Funding Master Trust, Guaranteed Notes, 6.63%, due 6/15/38	381
1,380	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	1,460	ñ
		2,463
Packaging (0.6%)
450	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	493	ØØ
310	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	320
210	Berry Plastics Corp., Secured Floating Rate Notes, 4.12%, due 9/15/14	194	µ
335	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	363
385	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	420
480	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	467	ñ
635	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	642	ñØ
250	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	240	ñ
		3,139
Pharmaceuticals (0.9%)
265	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	278	ñ
2,545	Express Scripts, Inc., Guaranteed Notes, 3.13%, due 5/15/16	2,600	ØØ
310	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	340	ñ
160	Mylan, Inc., Guaranteed Notes, 7.88%, due 7/15/20	178	ñ
205	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	201	ñ
210	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	205	ñ
470	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	456	ñ
		4,258
Printing & Publishing (0.4%)
450	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	501
785	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	801	ñ
550	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	566
		1,868
Real Estate Investment Trusts (0.4%)
1,505	Health Care REIT, Inc., Senior Unsecured Notes, 5.25%, due 1/15/22	1,560
330	Simon Property Group L.P., Senior Unsecured Notes, 10.35%, due 4/1/19	465
		2,025
Semiconductors (0.2%)
980	Applied Materials, Inc., Senior Unsecured Notes, 2.65%, due 6/15/16	1,006

Software (0.2%)
870	Fiserv, Inc., Guaranteed Notes, 3.13%, due 6/15/16	886

Software - Services (0.4%)
470	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	501
160	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	171
850	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	857	ñ
355	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	360
		1,889
Specialty Retail (0.2%)
530	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	596
475	Toys "R" Us-Delaware, Inc., Senior Secured Notes, 7.38%, due 9/1/16	489	ñ
		1,085
Steel Producers - Products (1.0%)
2,710	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	2,982	ØØ
745	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	970
810	ArcelorMittal, Senior Unsecured Notes, 5.25%, due 8/5/20	825	ØØ
195	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	171
		4,948
Support - Services (0.3%)
265	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	260	ñ
90	NES Rentals Holdings, Inc., Secured Notes, 12.25%, due 4/15/15	88	ñ
300	RSC Equipment Rental, Inc., Senior Secured Notes, 10.00%, due 7/15/17	338	ñ
295	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	338
135	West Corp., Guaranteed Notes, 8.63%, due 10/1/18	140	ñ
355	West Corp., Guaranteed Notes, 7.88%, due 1/15/19	354	ñ
		1,518
Telecom - Equipment (0.1%)
325	CommScope, Inc., Guaranteed Notes, 8.25%, due 1/15/19	338	ñ

Telecom - Integrated Services (1.5%)
580	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	600
175	Citizens Communications Co., Senior Unsecured Notes, 6.25%, due 1/15/13	182
135	Citizens Utilities Co., Senior Unsecured Notes, 6.63%, due 3/15/15	141
135	Frontier Communications Corp., Senior Unsecured Notes, 7.88%, due 4/15/15	147
200	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	219
495	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	544	ØØ
493	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	530	c
1,030	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	1,102
255	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	274	ØØ
260	Qwest Capital Funding, Inc., Guaranteed Unsecured Notes, 6.88%, due 7/15/28	251
1,125	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	1,204
530	Qwest Corp., Senior Unsecured Notes, 7.50%, due 10/1/14	599	ØØ
125	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	136
640	Windstream Corp., Guaranteed Notes, 7.75%, due 10/15/20	678
600	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	636
		7,243
Telecom - Wireless (1.3%)
460	CC Holdings GS V LLC/Crown Castle GS III Corp, Senior Secured Notes, 7.75%, due 5/1/17	503	ñ
955	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	1,018
270	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	276
235	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	223
960	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	960	ØØ
2,505	Verizon Communications, Inc., Senior Unsecured Notes, 4.60%, due 4/1/21	2,693	ØØ
805	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	803	ñ
		6,476
Telecommunications (2.3%)
1,040	America Movil SAB de CV, Guaranteed Notes, 5.75%, due 1/15/15	1,178	ØØ
825	America Movil SAB de CV, Guaranteed Notes, 5.00%, due 3/30/20	893	ØØ
1,935	AT&T, Inc., Senior Unsecured Notes, 4.45%, due 5/15/21	2,046	ØØ
625	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	716	ØØ
1,600	CenturyLink, Inc., Senior Unsecured Notes, 6.45%, due 6/15/21	1,650	ØØ
325	Telecom Italia Capital SA, Guaranteed Notes, 4.95%, due 9/30/14	327
1,760	Telefonica Emisiones SAU, Guaranteed Notes, 3.99%, due 2/16/16	1,767	ØØ
785	Telefonica Emisiones SAU, Guaranteed Notes, 5.13%, due 4/27/20	776
1,835	Telefonica Emisiones SAU, Guaranteed Notes, 5.46%, due 2/16/21	1,840	ØØ
		11,193
Tobacco (0.5%)
2,010	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	2,415	ØØ
	Total Corporate Debt Securities (Cost $204,179)	211,312

Asset-Backed Securities (2.6%)
3,480	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.51%, due 12/25/35	2,151	µ
2,000	ACE Securities Corp., Ser. 2007-ASP2, Class A2D, 0.47%, due 6/25/37	929	µØØ
1,191	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.35%, due 9/25/36	470	µ
753	Morgan Stanley Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.35%, due 4/25/36	408	µ
3,125	Nationstar Home Equity Loan Trust, Ser. 2007-A, Class AV3, 0.34%, due 3/25/37	2,280	µ
2,614	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.42%, due 1/25/36	1,852	µ
1,504	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.35%, due 11/25/36	854	µØØ
3,490	Structured Asset Investment Loan Trust, Ser. 2004-8, Class M1, 1.09%, due 9/25/34	2,225	µ
2,615	Wells Fargo Home Equity Trust, Ser. 2006-3, Class A2, 0.34%, due 1/25/37	1,634	µ
	Total Asset-Backed Securities (Cost $13,530)	12,803

Government Securities (2.7%)

Quasi - Sovereign (0.2%)

550	Banco Nacional de Desenvolvimento Economico e Social, Senior Unsecured Notes, 5.50%, due 7/12/20	583
250	KazMunayGaz National Co., Senior Unsecured Notes, 6.38%, due 4/9/21	266
230	Republic of Croatia, Senior Unsecured Notes, 6.75%, due 11/5/19	243
		1,092
Sovereign (2.5%)
100	Arab Republic of Egypt, Senior Unsecured Notes, 6.88%, due 4/30/40	95
415	Bank of China (Hong Kong) Ltd., Subordinated Notes, 5.55%, due 2/11/20	429
100	Dominican Republic, Senior Unsecured Notes, 7.50%, due 5/6/21	105
415	Empresa Nacional del Petroleo, Unsecured Notes, 5.25%, due 8/10/20	433
100	Federative Republic of Brazil, Senior Unsecured Notes, 8.75%, due 2/4/25	143
330	Federative Republic of Brazil, Senior Unsecured Notes, 5.63%, due 1/7/41	353
200	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	216
500	Lebanese Republic, Unsubordinated Global Medium-Term Notes, 6.38%, due 3/9/20	524
260	Majapahit Holding BV, Guaranteed Notes, 7.88%, due 6/29/37	317
120	Nak Naftogaz Ukraine, Gov't Guaranteed Notes, 9.50%, due 9/30/14	132
390	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	251
150	Petroleos de Venezuela SA, Guaranteed Notes, 5.38%, due 4/12/27	78
370	Petronas Capital Ltd., Guaranteed Notes, 5.25%, due 8/12/19	405
342	Republic of Argentina, Senior Unsecured Notes, 8.28%, due 12/31/33	306
250	Republic of Argentina, Unsubordinated Notes, Step-Up, 2.50%/5.25%, 2.50%, due 12/31/38	108	**
80	Republic of Bulgaria, Unsubordinated Notes, 8.25%, due 1/15/15	93
100	Republic of Colombia, Senior Unsecured Notes, 7.38%, due 3/18/19	126
360	Republic of Colombia, Senior Unsecured Notes, 8.13%, due 5/21/24	487
250	Republic of El Salvador, Senior Unsecured Notes, 7.65%, due 6/15/35	264
168	Republic of Hungary, Senior Unsecured Notes, 4.75%, due 2/3/15	172
180	Republic of Hungary, Senior Unsecured Notes, 6.25%, due 1/29/20	188
250	Republic of Indonesia, Senior Unsecured Notes, 6.88%, due 3/9/17	297
250	Republic of Indonesia, Senior Unsecured Notes, 4.88%, due 5/5/21	263
250	Republic of Lithuania, Senior Unsecured Notes, 7.38%, due 2/11/20	291
100	Republic of Panama, Senior Unsecured Notes, 5.20%, due 1/30/20	111
200	Republic of Panama, Senior Unsecured Notes, 7.13%, due 1/29/26	250
130	Republic of Panama, Senior Unsecured Notes, 6.70%, due 1/26/36	156
355	Republic of Peru, Senior Unsecured Notes, 7.35%, due 7/21/25	451
53	Republic of Peru, Senior Unsecured Notes, 8.75%, due 11/21/33	76
450	Republic of Philippines, Senior Unsecured Notes, 6.38%, due 10/23/34	519
200	Republic of Poland, Senior Unsecured Notes, 5.00%, due 10/19/15	217
118	Republic of Poland, Senior Unsecured Notes, 6.38%, due 7/15/19	134
170	Republic of Poland, Senior Unsecured Notes, 5.13%, due 4/21/21	177
140	Republic of South Africa, Senior Unsecured Notes, 6.50%, due 6/2/14	158
200	Republic of South Africa, Senior Unsecured Notes, 5.88%, due 5/30/22	225
150	Republic of South Africa, Senior Unsecured Notes, 6.25%, due 3/8/41	165
150	Republic of Sri Lanka, Senior Unsecured Notes, 6.25%, due 10/4/20	155
627	Republic of Turkey, Senior Unsecured Notes, 7.00%, due 6/5/20	726
230	Republic of Turkey, Senior Unsecured Notes, 7.25%, due 3/5/38	263
302	Republic of Uruguay, Senior Unsecured Notes, 6.88%, due 9/28/25	371
314	Republic of Venezuela, Senior Unsecured Notes, 9.38%, due 1/13/34	224
500	RSHB Capital SA, Senior Secured Notes, 6.30%, due 5/15/17	535
200	Russian Federation Bond, Notes, 5.00%, due 4/29/20	210
4	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	5
212	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	253
100	Socialist Republic of Vietnam, Bonds, 6.75%, due 1/29/20	106
298	Ukraine Government Bond, Senior Unsecured Notes, 6.58%, due 11/21/16	309
		11,872
	Total Government Securities (Cost $12,641)	12,964

NUMBER OF SHARES

Short-Term Investments (4.3%)
20,641,683	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $20,642)	20,642

	Total Investments (111.3%) (Cost $523,505)	540,547	##

	Liabilities, less cash, receivables and other assets [(11.3%)]	(55,004)	¢¢

	Total Net Assets (100.0%)	$485,543

See Notes to Schedule of Investments

July 31, 2011 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to evaluate municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt. Inputs used to value emerging markets debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads and benchmark curves.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Inputs used by independent pricing services to value bank loan securities include multiple broker quotes (generally Level 2 inputs).

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at the market close.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Government Money Market Fund Institutional Class and State Street Institutional Liquid Reserves Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2011:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	$-	$90,702	$-	$90,702
Mortgage–Backed Securities^	-	110,859	-	110,859
Corporate Debt Securities
Agriculture	-	1,106	-	1,106
Airlines	-	-	3,062	3,062
Banking	-	16,006	-	16,006
Beverages	-	711	-	711
Diversified Financial Services	-	4,794	-	4,794
Electric	-	811	-	811
Energy – Exploration & Production	-	603	-	603
Food	-	3,017	-	3,017
Food & Drug Retailers	-	703	-	703
Gas Distribution	-	448	-	448
Healthcare – Services	-	217	-	217
Industrial	-	487	-	487
Insurance	-	3,954	-	3,954
Media	-	6,273	-	6,273
Media – Broadcast	-	1,431	-	1,431
Office – Business Equipment	-	634	-	634
Pharmaceuticals	-	1,257	-	1,257
Real Estate Investment Trusts	-	798	-	798
Steel Producers – Products	-	2,738	-	2,738
Telecom – Integrated Services	-	514	-	514
Telecom – Wireless	-	1,386	-	1,386

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Telecommunications	-	4,994	-	4,994
Tobacco	-	1,255	-	1,255
Total Corporate Debt Securities	-	54,137	3,062	57,199
Asset–Backed Securities	-	1,249	-	1,249
Short–Term Investments	-	6,519	-	6,519
Total Investments	-	263,466	3,062	266,528
Floating Rate Income
Investments:
Bank Loan Obligations
Aerospace & Defense	-	572	-	572
Air Transport	-	1,672	-	1,672
All Telecom	-	6,375	2,004	8,379
Automotive	-	6,028	-	6,028
Building & Development	-	7,199	-	7,199
Business Equipment & Services	-	6,876	1,809	8,685
Cable & Satellite Television	-	565	-	565
Chemicals	-	1,171	-	1,171
Chemicals & Plastics	-	9,480	-	9,480
Containers & Glass Products	-	7,510	-	7,510
Corporation Manufacturing	-	16,822	-	16,822
Electronics – Electrical	-	10,858	1,329	12,187
Equipment Leasing	-	2,441	-	2,441
Farming – Agriculture	-	658	-	658
Finance	-	4,183	-	4,183
Financial Intermediaries	-	12,249	1,142	13,391
Food Products	-	2,207	-	2,207
Food Service	-	3,992	-	3,992
Health Care	-	14,264	1,383	15,647
Home Furnishings	-	1,745	-	1,745
Industrial Equipment	-	7,184	-	7,184
Insurance	-	-	569	569
Leisure Goods – Activities – Movies	-	3,863	-	3,863
Lodging & Casinos	-	4,560	-	4,560
Nonferrous Metals – Minerals	-	1,955	-	1,955
Oil & Gas	-	4,659	-	4,659
Publishing	-	10,956	-	10,956
Radio & Television	-	13,847	-	13,847
Retailers (except food & drug)	-	11,961	-	11,961
Utilities	-	8,204	-	8,204
Total Bank Loan Obligations	-	184,056	8,236	192,292
Corporate Debt Securities
Airlines	-	2,097	261	2,358
Auto Loans	-	916	-	916
Building & Construction	-	564	-	564
Building Materials	-	454	-	454
Chemicals	-	530	-	530
Chemicals & Plastics	-	546	-	546
Consumer – Commercial Lease Financing	-	4,508	-	4,508
Electric – Generation	-	4,191	-	4,191
Electronics	-	864	-	864
Energy – Exploration & Production	-	548	-	548
Gaming	-	1,236	-	1,236
Gas Distribution	-	487	-	487
Health Facilities	-	776	-	776
Investments & Misc. Financial Services	-	555	-	555
Media – Cable	-	2,425	-	2,425
Media – Services	-	85	-	85
Metals – Mining Excluding Steel	-	619	-	619
Packaging	-	2,048	-	2,048
Specialty Retail	-	1,056	-	1,056

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Steel Producers – Products	-	1,587	-	1,587
Support – Services	-	1,173		1,173
Telecom – Integrated Services	-	360	-	360
Telecom – Wireless	-	2,083		2,083
Total Corporate Debt Securities	-	29,708	261	29,969
Short–Term Investments	-	11,912	-	11,912
Total Investments	-	225,678	8,497	234,173
High Income
Investments:
Bank Loan Obligations^	-	9,732	-	9,732
Corporate Debt Securities
Aerospace & Defense	-	3,289	-	3,289
Airlines	-	18,873	3,700	22,573
Auto Loans	-	38,916	-	38,916
Automakers	-	14,998	-	14,998
Automotive	-	9,902	-	9,902
Banking	-	26,305	-	26,305
Building & Construction	-	15,279	-	15,279
Building Materials	-	21,909	-	21,909
Chemicals	-	24,051	-	24,051
Computer Hardware	-	4,439	-	4,439
Consumer – Commercial Lease Financing	-	95,450	-	95,450
Department Stores	-	7,616	-	7,616
Diversified Capital Goods	-	1,509	-	1,509
Electric – Generation	-	66,849	2,465	69,314
Electric – Integrated	-	2,871	-	2,871
Electronics	-	9,259	-	9,259
Energy – Exploration & Production	-	89,599	-	89,599
Food & Drug Retailers	-	2,551	-	2,551
Food – Wholesale	-	2,942	-	2,942
Forestry – Paper	-	2,256	-	2,256
Gaming	-	34,682	-	34,682
Gas Distribution	-	49,261	-	49,261
Health Facilities	-	27,116	-	27,116
Hotels	-	5,262	-	5,262
Investments & Misc. Financial Services	-	18,814	-	18,814
Leisure	-	4,676	-	4,676
Machinery	-	20,827	-	20,827
Media – Broadcast	-	45,874	-	45,874
Media – Cable	-	86,437	-	86,437
Media – Services	-	15,430	-	15,430
Metals – Mining Excluding Steel	-	30,755	-	30,755
Packaging	-	53,072	-	53,072
Pharmaceuticals	-	27,765	-	27,765
Printing & Publishing	-	32,829	-	32,829
Real Estate Dev. & Mgt.	-	886	-	886
Software – Services	-	57,277	-	57,277
Specialty Retail	-	10,642	-	10,642
Steel Producers – Products	-	1,619	-	1,619
Support – Services	-	16,145	-	16,145
Telecom – Equipment		2,938		2,938
Telecom – Integrated Services	-	75,286	-	75,286
Telecom – Wireless	-	65,896	-	65,896
Total Corporate Debt Securities	-	1,142,352	6,165	1,148,517
Short–Term Investments	-	15,269	-	15,269
Total Investments	-	1,167,353	6,165	1,173,518
Municipal Intermediate Bond

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments:
Municipal Debt Securities^	-	121,310	-	121,310
Total Investments	-	121,310	-	121,310
Short Duration
Investments:
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	2,999	-	2,999
U.S. Government Agency Securities	-	2,607	-	2,607
Mortgage–Backed Securities^	-	31,060	-	31,060
Corporate Debt Securities^	-	18,079	-	18,079
Asset–Backed Securities	-	8,574	-	8,574
Short–Term Investments	-	1,757	-	1,757
Total Investments	-	65,076	-	65,076
Strategic Income
Investments:
Bank Loan Obligations
Air Transport	-	567	-	567
All Telecom	-	2,137	777	2,914
Automotive	-	1,624	-	1,624
Building & Development	-	2,164	-	2,164
Business Equipment & Services	-	5,411	888	6,299
Cable & Satellite Television	-	1,407	-	1,407
Chemicals	-	406	-	406
Chemicals & Plastics	-	3,160	-	3,160
Containers & Glass Products	-	1,734	-	1,734
Corporation Manufacturing	-	5,068	-	5,068
Electronics – Electrical	-	2,642	791	3,433
Equipment Leasing	-	1,222	-	1,222
Farming – Agriculture	-	281	-	281
Finance	-	1,575	-	1,575
Financial Intermediaries	-	5,441	806	6,247
Food Products	-	793	-	793
Food Service	-	988	-	988
Gaming	-	1,025	-	1,025
Health Care	-	4,897	535	5,432
Home Furnishings	-	307	-	307
Industrial Equipment	-	1,270	-	1,270
Insurance	-	-	300	300
Leisure Goods – Activities – Movies	-	1,321	-	1,321
Media – Broadcast	-	1,097	-	1,097
Media – Services	-	1,180	-	1,180
Nonferrous Metals – Minerals	-	872	-	872
Oil & Gas	-	1,772	-	1,772
Publishing	-	5,284	-	5,284
Radio & Television	-	2,193	-	2,193
Retailers (except food & drug)	-	5,070	-	5,070
Steel	-	329	-	329
Utilities	-	2,783	-	2,783
Total Bank Loan Obligations	-	66,020	4,097	70,117
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	26,722	-	26,722
Mortgage-Backed Securities^	-	185,987	-	185,987
Corporate Debt Securities
Aerospace & Defense	-	414	-	414
Agriculture	-	2,207	-	2,207
Airlines	-	2,291	4,886	7,177
Auto Loans	-	1,963	-	1,963
Automakers	-	1,871	-	1,871
Automotive	-	460	-	460

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Banking	-	33,871	-	33,871
Beverages	-	1,518	-	1,518
Building & Construction	-	757	-	757
Building Materials	-	1,447	-	1,447
Chemicals	-	2,721	-	2,721
Computer Hardware	-	273	-	273
Consumer – Commercial Lease Financing	-	6,893	-	6,893
Department Stores	-	450	-	450
Diversified Financial Services	-	7,965	-	7,965
Electric	-	4,214	-	4,214
Electric – Generation	-	4,181	61	4,242
Electric – Integrated	-	722	-	722
Electronics	-	1,517	-	1,517
Energy – Exploration & Production	-	8,394	-	8,394
Food	-	7,406	-	7,406
Food & Drug Retailers	-	3,064	-	3,064
Food – Wholesale	-	201	-	201
Forestry – Paper	-	323	-	323
Gaming	-	3,821	-	3,821
Gas Distribution	-	4,411	-	4,411
Health Care	-	766	-	766
Health Facilities	-	3,751	-	3,751
Healthcare – Services	-	1,640	-	1,640
Hotels	-	1,648	-	1,648
Industrial	-	1,461	-	1,461
Insurance	-	9,830	-	9,830
Investments & Misc. Financial Services	-	1,228	-	1,228
Leisure	-	292	-	292
Machinery	-	1,321	-	1,321
Media	-	11,390	-	11,390
Media – Broadcast	-	4,992	-	4,992
Media – Cable	-	6,745	-	6,745
Media – Services	-	1,503	-	1,503
Medical Products	-	382	-	382
Metals & Mining	-	1,929	-	1,929
Miscellaneous Manufacturers	-	789	-	789
Office Equipment	-	593	-	593
Oil & Gas	-	2,463	-	2,463
Packaging	-	3,139	-	3,139
Pharmaceuticals	-	4,258	-	4,258
Printing & Publishing	-	1,868	-	1,868
Real Estate Investment Trusts	-	2,025	-	2,025
Semiconductors	-	1,006	-	1,006
Software	-	886	-	886
Software – Services	-	1,889	-	1,889
Specialty Retail	-	1,085	-	1,085
Steel Producers – Products	-	4,948	-	4,948
Support – Services	-	1,518	-	1,518
Telecom – Equipment	-	338	-	338
Telecom – Integrated Services	-	7,243	-	7,243
Telecom – Wireless	-	6,476	-	6,476
Telecommunications	-	11,193	-	11,193
Tobacco	-	2,415	-	2,415
Total Corporate Debt Securities	-	206,365	4,947	211,312
Asset–Backed Securities	-	12,803	-	12,803
Government Securities^	-	12,964	-	12,964
Short–Term Investments	-	20,642	-	20,642
Total Investments	-	531,503	9,044	540,547

^	The Schedule of Investments provides information on the industry or state categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

(000’s omitted)	Beginning balance, as of 11/1/10	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 7/31/11	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/11
Investments in Securities:
Core Bond
Corporate Debt Securities
Airlines	$2,585	$-	$(59)	$1,301	$(765)	$-	$-	$3,062	$(122)
Asset–Backed Securities	0	-	-	-	-	-	-	0	-
Total	2,585	-	(59)	1,301	(765)	-	-	3,062	(122)
Floating Rate Income
Bank Loan Obligations
All Telecom	-	-	(15)	2,024	(5)	-	-	2,004	(15)
Building & Development	709	-	-	-	-	-	(709)	-	-
Business Equipment & Services	877	1	64	1,756	(516)	-	(373)	1,809	54
Electronics – Electrical	-	1	3	1,124	(575)	776	-	1,329	-
Financial Intermediaries	1,317	4	15	2,068	(1,769)	-	(493)	1,142	10
Health Care	-	-	(2)	1,388	(3)	-	-	1,383	(2)
Insurance	-	-	(1)	572	(2)	-	-	569	(1)
Corporate Debt Securities
Air Transport/Airlines	432	-	(6)	-	(165)	-	-	261	(4)
Electric – Generation	372	-	(201)	619	(790)	-	-	-	-
Total	3,707	6	(143)	9,551	(3,825)	776	(1,575)	8,497	42
High Income
Corporate Debt Securities
Airlines	8,097	-	(246)	-	(4,151)	-	-	3,700	(528)
Electric – Generation	3,873	-	(1,297)	5,160	(5,271)	-	-	2,465	(493)
Total	11,970	-	(1,543)	5,160	(9,422)	-	-	6,165	(1,021)
Short Duration
Asset–Backed Securities	1,100	-	1	-	(1,101)	-	-	0	-
Total	1,100	-	1	-	(1,101)	-	-	0	-
Strategic Income
Bank Loan Obligations
All Telecom	-	-	(6)	785	(2)	-	-	777	(6)
Building & Development	288	-	-	-	-	-	(288)	-	-
Business Equipment & Services	904	1	39	862	(619)	-	(299)	888	26
Electronics – Electrical	-	2	(4)	-	(9)	802	-	791	(3)
Financial Intermediaries	1,561	4	12	1,155	(1,431)	-	(495)	806	7
Health Care	-	-	(1)	537	(1)	-	-	535	(1)
Insurance	-	-	(1)	302	(1)	-	-	300	(1)
Corporate Debt Securities
Airlines	4,198	-	(149)	2,750	(953)	-	(960)	4,886	(132)
Electric – Generation	377	-	(73)	157	(400)	-	-	61	(1)
Total	7,328	7	(183)	6,548	(3,416)	802	(2,042)	9,044	(111)

The Funds had no significant transfers between Levels 1 and 2 during the period ended July 31, 2011. During the period ended July 31, 2011, two securities in each of Floating Rate Income and Strategic Income transferred from Level 2 to Level 3 as a result of a decrease in the number of quotations that were readily available to the

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

independent pricing service. Three securities in Floating Rate Income and five securities in Strategic Income transferred from Level 3 to Level 2 as a result of an increase in the number of quotations that were readily available to the independent pricing service.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of July 31, 2011:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts	$(175)	$-	$-	$(175)
Short Duration
Futures contracts	(6)	-	-	(6)
Strategic Income
Futures contracts	(505)	-	-	(505)

##	At July 31, 2011, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$261,304	$7,747	$2,523	$5,224
Floating Rate Income	234,695	1,578	2,100	(522)
High Income	1,145,736	36,895	9,113	27,782
Municipal Intermediate Bond	119,800	2,111	601	1,510
Short Duration	68,040	484	3,448	(2,964)
Strategic Income	523,984	18,631	2,068	16,563

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At July 31, 2011, these securities amounted to approximately $8,306,000 or 3.7% of net assets for Core Bond, approximately $17,907,000 or 8.1% of net assets for Floating Rate Income, approximately $421,141,000 or 35.0% of net assets for High Income, approximately $949,000 or 0.8% of net assets for Municipal Intermediate Bond, approximately $7,839,000 or 12.0% of net assets for Short Duration, and approximately $50,374,000 or 10.4% of net assets for Strategic Income.

ß	Security is guaranteed by the corporate or non-profit obligor.

Ø
All or a portion of this security was purchased on a when-issued basis.  At July 31, 2011, these securities amounted to $42,684,000 for Core Bond, $1,727,000 for Floating Rate Income, $13,521,000 for High Income, $333,000 for Municipal Intermediate Bond and $52,270,000 for Strategic Income, respectively.

*	Security did not produce income during the last twelve months.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of July 31, 2011 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

¢¢	At July 31, 2011, open positions in financial futures contracts were as follows:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
Core Bond	September 2011	38 U.S. Treasury Notes, 2 Year	Short	$(41,554)
	September 2011	60 U.S. Treasury Notes, 5 Year	Short	$(101,719)
	September 2011	8 U.S. Treasury Notes, 10 Year	Short	$(31,875)
Short Duration	September 2011	10 U.S. Treasury Notes, 2 Year	Short	$(6,250)
Strategic Income	September 2011	96 U.S. Treasury Notes, 2 Year	Short	$(104,978)
	September 2011	257 U.S. Treasury Notes, 5 Year	Short	$(399,930)

At July 31, 2011, the Funds had deposited the following in segregated accounts to cover margin requirements on open futures contracts:

Core Bond	$230,860
Strategic Income	$738,335

At July 31, 2011, Short Duration had deposited $119,771 in Fannie Mae Whole Loan, 10.96%, due 6/25/44, to cover margin requirements on open financial futures contracts.

ØØ
All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate.  These securities are shown at their current rates as of July 31, 2011 and at their final maturities.

**	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specific date and rate.

@
This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. At July 31, 2011, these securities amounted to approximately $2,607,000 or 4.0% of net assets for Short Duration.

a	Currently a zero coupon security; will convert to 6.45% on September 1, 2028.

b	Currently a zero coupon security; will convert to 6.50% on December 1, 2015.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.

#
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted.

At July 31, 2011, these securities amounted to approximately $0 or 0.0% of net assets for Core Bond and approximately $0 or 0.0% of net assets for Short Duration.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of July 31, 2011	Fair Value Percentage of Net Assets as of July 31, 2011
Core Bond	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.67%, due 7/13/46	6/29/2006	$642	0.9%	$0	0.0%
Short Duration	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.67%, due 7/13/46	9/14/2007	227	0.2	0	0.0

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 23, 2011

By:	/s/ John M. McGovern
John M. McGovern
Chief Executive Officer
Treasurer and Principal Financial and Accounting Officer

Date: September 23, 2011